UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011




[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

  =========================================================

     SEMIANNUAL REPORT
     USAA HIGH-YIELD OPPORTUNITIES FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     JANUARY 31, 2011

  =========================================================

================================================================================

================================================================================

FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks. The fund may also invest in dollar-denominated foreign securities and, to a limited extent, in non-dollar-denominated foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         44

    Financial Statements                                                      48

    Notes to Financial Statements                                             51

EXPENSE EXAMPLE                                                               71

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

--------------------------------------------------------------------------------

FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

================================================================================

2  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                            [PHOTO OF JULIANNE BASS]

     MATTHEW FREUND, CFA                                   JULIANNE BASS, CFA
     USAA Investment                                       USAA Investment
     Management Company                                    Management Company

--------------------------------------------------------------------------------

o  HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND (THE FUND SHARES) PERFORM?

   The Fund Shares returned 9.61% for the six months ended January 31, 2011. This compares to returns of 9.14% for the Lipper High Current Yield Bond Funds Index and 8.15% for the Credit Suisse High Yield Index. Over the same period, the Fund underperformed the S&P 500 Index, which returned 17.93%, and outperformed the Citigroup 10-year U.S. Treasury Index, which returned -2.30%.

   High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. Generally, their long-term returns fall between those two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage. Although high-yield securities outperformed stocks (as represented by the S&P 500 Index) in the wake of the financial crisis, during the reporting period they returned to a more normal historical pattern with returns between stocks and higher quality bonds.

   Refer to page 11 for definitions of the Lipper High Current Yield Bond Funds Index and the Credit Suisse High Yield Index.

   Past performance is no guarantee of future results.

================================================================================

4  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

o  WHAT WERE THE RELEVANT MARKET CONDITIONS?

   As the period began, economic growth appeared to be weakening. In this environment, investors generally preferred ultra-safe U.S. Treasuries over higher risk assets such as corporate bonds and high yield securities. Despite a strong hint from Federal Reserve chairman Ben Bernanke about a new round of quantitative easing (QE2), Treasury prices continued to rise and yields declined.

                             o COMPARATIVE RETURNS o

                         [CHART OF COMPARATIVE RETURNS]

                                           USAA HIGH-YIELD          CITIGROUP 10-YEAR
                          S&P 500           OPPORTUNITIES             U.S. TREASURY
                           INDEX             FUND SHARES                  INDEX
  7/31/2010                0.00%                  0.00%                    0.00%
   8/2/2010                0.12                   2.20                    -0.44
   8/3/2010                0.25                   1.71                    -0.02
   8/4/2010                0.37                   2.36                    -0.30
   8/5/2010                0.37                   2.24                    -0.01
   8/6/2010                0.50                   1.87                     0.73
   8/9/2010                0.62                   2.43                     0.78
  8/10/2010                0.62                   1.82                     1.14
  8/11/2010                0.37                  -1.00                     1.95
  8/12/2010                0.12                  -1.51                     1.76
  8/13/2010                0.12                  -1.91                     2.15
  8/16/2010                0.25                  -1.89                     3.13
  8/17/2010                0.37                  -0.67                     2.55
  8/18/2010                0.37                  -0.51                     2.60
  8/19/2010                0.37                  -2.19                     3.12
  8/20/2010                0.50                  -2.55                     2.81
  8/23/2010                0.50                  -2.94                     2.89
  8/24/2010                0.37                  -4.35                     3.81
  8/25/2010                0.25                  -4.02                     3.47
  8/26/2010                0.25                  -4.76                     3.82
  8/27/2010                0.16                  -3.15                     2.50
  8/30/2010                0.28                  -4.56                     3.45
  8/31/2010                0.41                  -4.51                     4.04
   9/1/2010                0.53                  -1.69                     3.10
   9/2/2010                0.66                  -0.79                     2.68
   9/3/2010                0.91                   0.53                     2.03
   9/6/2010                0.91                   0.53                     2.05
   9/7/2010                1.03                  -0.62                     2.91
   9/8/2010                1.03                   0.04                     2.51
   9/9/2010                1.28                   0.53                     1.54
  9/10/2010                1.40                   1.02                     1.25
  9/13/2010                1.78                   2.18                     1.77
  9/14/2010                1.90                   2.11                     2.45
  9/15/2010                2.03                   2.47                     1.96
  9/16/2010                2.15                   2.45                     1.63
  9/17/2010                2.40                   2.53                     1.76
  9/20/2010                2.53                   4.10                     2.12
  9/21/2010                2.65                   3.83                     3.15
  9/22/2010                2.65                   3.34                     3.53
  9/23/2010                2.53                   2.48                     3.49
  9/24/2010                2.65                   4.65                     3.00
  9/27/2010                2.77                   4.06                     3.86
  9/28/2010                2.93                   4.59                     4.41
  9/29/2010                3.18                   4.33                     3.98
  9/30/2010                3.31                   4.01                     3.89
  10/1/2010                3.43                   4.47                     3.84
  10/4/2010                3.43                   3.64                     4.24
  10/5/2010                3.81                   5.80                     4.28
  10/6/2010                3.93                   5.78                     4.96
  10/7/2010                4.18                   5.61                     5.03
  10/8/2010                4.43                   6.25                     5.15
 10/11/2010                4.43                   6.27                     5.18
 10/12/2010                4.56                   6.67                     4.83
 10/13/2010                4.81                   7.45                     4.77
 10/14/2010                4.81                   7.05                     4.19
 10/15/2010                4.81                   7.27                     3.46
 10/18/2010                4.93                   8.05                     4.25
 10/19/2010                4.93                   6.33                     4.42
 10/20/2010                4.93                   7.47                     4.44
 10/21/2010                4.93                   7.67                     3.89
 10/22/2010                5.19                   7.92                     3.64
 10/25/2010                5.31                   8.16                     3.77
 10/26/2010                5.31                   8.16                     3.01
 10/27/2010                5.55                   7.88                     2.38
 10/28/2010                5.80                   8.01                     2.80
 10/29/2010                6.05                   7.96                     3.27
  11/1/2010                6.05                   8.07                     3.13
  11/2/2010                6.30                   8.91                     3.44
  11/3/2010                6.43                   9.33                     3.15
  11/4/2010                7.06                  11.45                     4.37
  11/5/2010                7.19                  11.90                     3.96
  11/8/2010                7.19                  11.68                     3.79
  11/9/2010                7.19                  10.81                     2.92
 11/10/2010                6.93                  11.32                     3.33
 11/11/2010                6.93                  10.85                     3.34
 11/12/2010                6.68                   9.54                     2.43
 11/15/2010                6.43                   9.42                     1.06
 11/16/2010                5.93                   7.67                     1.68
 11/17/2010                6.05                   7.71                     1.48
 11/18/2010                6.30                   9.37                     1.15
 11/19/2010                6.30                   9.65                     1.41
 11/22/2010                6.18                   9.49                     1.98
 11/23/2010                5.80                   7.93                     2.45
 11/24/2010                5.67                   9.54                     1.16
 11/26/2010                5.68                   8.75                     1.63
 11/29/2010                5.55                   8.63                     1.98
 11/30/2010                5.43                   7.98                     2.17
  12/1/2010                5.55                  10.33                     0.74
  12/2/2010                5.68                  11.74                     0.46
  12/3/2010                5.81                  12.04                     0.32
  12/6/2010                6.06                  11.90                     1.00
  12/7/2010                6.19                  11.96                    -0.91
  12/8/2010                6.19                  12.40                    -1.60
  12/9/2010                6.19                  12.84                    -1.42
 12/10/2010                6.32                  13.52                    -2.06
 12/13/2010                6.32                  13.54                    -1.89
 12/14/2010                6.32                  13.65                    -3.36
 12/15/2010                6.19                  13.07                    -3.87
 12/16/2010                6.32                  13.77                    -3.49
 12/17/2010                6.57                  13.87                    -2.22
 12/20/2010                6.65                  14.16                    -2.37
 12/21/2010                6.90                  14.87                    -2.17
 12/22/2010                6.90                  15.27                    -2.36
 12/23/2010                7.03                  15.09                    -2.70
 12/24/2010                7.03                  15.09                    -2.70
 12/27/2010                7.16                  15.16                    -2.27
 12/28/2010                7.16                  15.25                    -3.41
 12/29/2010                7.29                  15.39                    -2.22
 12/30/2010                7.42                  15.22                    -2.46
 12/31/2010                7.54                  15.19                    -1.84
   1/3/2011                7.80                  16.50                    -2.22
   1/4/2011                8.06                  16.35                    -2.23
   1/5/2011                8.18                  16.95                    -3.37
   1/6/2011                8.31                  16.75                    -2.81
   1/7/2011                8.31                  16.53                    -2.04
  1/10/2011                8.31                  16.37                    -1.82
  1/11/2011                8.44                  16.80                    -2.14
  1/12/2011                8.57                  17.87                    -2.25
  1/13/2011                8.70                  17.67                    -1.77
  1/14/2011                8.95                  18.54                    -2.02
  1/17/2011                8.95                  18.54                    -2.00
  1/18/2011                9.08                  18.71                    -2.25
  1/19/2011                8.95                  17.52                    -2.03
  1/20/2011                8.95                  17.37                    -3.01
  1/21/2011                9.08                  17.65                    -2.65
  1/24/2011                9.21                  18.34                    -2.58
  1/25/2011                9.33                  18.38                    -1.83
  1/26/2011                9.33                  18.88                    -2.72
  1/27/2011                9.49                  19.15                    -2.33
  1/28/2011                9.49                  17.03                    -1.88
  1/31/2011                9.61                  17.93                    -2.30

                                   [END CHART]

   Source: Bloomberg L.P.

   The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   The U.S. Treasury rally continued into the mid-term elections, which ended as expected with the Republicans in control of the House of Representatives and the Democrats holding a slim majority in the Senate. Investors seemed optimistic about the potential of greater bipartisanship. Shortly after the election, the Federal Reserve (the Fed) formally announced QE2. Treasury yields surged and the yield curve steepened as market sentiment shifted. Riskier assets found greater favor, outperforming U.S. Treasuries for the reporting period as a whole.

   Meanwhile, the Fed continued to hold overnight interest rates in a range of 0% to 0.25%, reiterating its pledge to keep them low for an "extended period" to stimulate the economy and help lower unemployment.

   Default expectations remained subdued during the period and investors showed a strong appetite for high-yield securities. Ratings agency Fitch Ratings reported that the high yield default rate in 2010 was 1.3%, its lowest level since 2007.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   We continued to hold to our discipline that the Fund should be adequately compensated for taking on risk. This was challenging during the period due to strong cash flows into the high-yield market and a robust new issuance calendar that did not always meet our quality standards.

   During the reporting period, the Fund benefited from high-yielding securities outside the traditional high-yield sphere, including investment grade financial sector bonds and the junior subordinated debt of higher-quality companies. (Subordinated debt generally has a lower priority than other types of debt.) We also reduced the portfolio's holdings of commercial mortgage-backed securities (CMBS). As CMBS rallied during the period, their yields fell to a level that was no longer consistent with the Fund's objectives.

================================================================================

6  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   In addition, the insights of our research team helped us make select investments at attractive prices in the common stocks of high-quality companies. These stocks in our opinion will outperform weaker, more speculative high-yield securities whether or not the economy continues to improve.

o  WHAT IS THE OUTLOOK?

   Although economic growth accelerated in the fourth quarter of 2010, we expect the recovery to continue at a gradual pace. With unemployment at 9%, consumers are likely to restrain their spending. At the end of the reporting period, inflation remained benign, which should allow the Fed to keep short-term rates low until later in 2011. In spite of the slight increase in longer term interest rates, companies continue to have the flexibility to refinance their outstanding debt. We believe default rates will remain low.

   High-yield securities posted strong gains during the reporting period. However, we do not expect similar appreciation in the months ahead. Shareholders should expect the majority of their return to come from the income provided by the Fund. They should also remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities could help them in their diversification efforts. In our view, the high-yield market has the potential over the long term to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

   Thank you for the opportunity to serve your investment needs. We will continue working hard to reward your confidence in us.

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                        out of 512 high-yield bond funds
                     for the period ended January 31, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 512 funds

                                     5-YEAR
                                     * * * *
                                out of 437 funds

                                     10-YEAR
                                     * * * *
                                out of 291 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

8  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                   CONSISTENT
                                     RETURN

The High-Yield Opportunities Fund Shares are listed as a Lipper Leader for Consistent Return among 424 funds within the Lipper High Current Yield Funds category for the overall period ended January 31, 2011. The Fund Shares received a Lipper Leader rating for Consistent Return among 358 and 238 funds for the five- and 10-year periods, respectively. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2011.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES (Symbol: USHYX)

--------------------------------------------------------------------------------
                                          1/31/11                  7/31/10
--------------------------------------------------------------------------------
Net Assets                           $1,476.7 Million         $1,139.4 Million
Net Asset Value Per Share                  $8.53                    $8.08

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
  7/31/10 to 1/31/11*            1 Year            5 Years            10 Years
        9.61%                    16.73%             8.01%               7.45%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 1/31/11                            EXPENSE RATIO***
--------------------------------------------------------------------------------
             6.29%                                                 0.96%

                     (Acquired Fund Fees and Expenses .04%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                USAA HIGH-YIELD        LIPPER HIGH CURRENT
                    CREDIT SUISSE HIGH        OPPORTUNITIES FUND         YIELD BOND FUNDS
                       YIELD INDEX                  SHARES                    INDEX
 1/31/2001              $10,000.00               $10,000.00                $10,000.00
 2/28/2001               10,101.23                10,059.24                 10,031.62
 3/31/2001                9,900.26                 9,747.66                  9,698.81
 4/30/2001                9,797.79                 9,681.35                  9,571.66
 5/31/2001                9,993.80                 9,915.10                  9,675.16
 6/30/2001                9,838.73                 9,799.87                  9,390.25
 7/31/2001                9,944.42                 9,952.29                  9,445.28
 8/31/2001               10,083.36                10,061.46                  9,487.13
 9/30/2001                9,447.71                 9,443.09                  8,817.24
10/31/2001                9,663.32                 9,758.04                  9,018.92
11/30/2001                9,975.69                10,114.31                  9,305.38
12/31/2001                9,982.14                10,000.26                  9,280.24
 1/31/2002               10,075.42                 9,953.10                  9,302.59
 2/28/2002               10,004.22                 9,671.53                  9,138.18
 3/31/2002               10,233.22                 9,930.81                  9,319.05
 4/30/2002               10,395.48                 9,777.13                  9,416.49
 5/31/2002               10,359.01                 9,693.34                  9,321.99
 6/30/2002                9,998.02                 9,198.08                  8,797.14
 7/31/2002                9,712.19                 8,887.31                  8,508.77
 8/31/2002                9,837.99                 9,068.39                  8,655.27
 9/30/2002                9,716.66                 9,055.90                  8,534.84
10/31/2002                9,657.11                 8,916.31                  8,480.84
11/30/2002               10,168.22                 9,429.06                  8,969.72
12/31/2002               10,291.78                 9,534.50                  9,056.87
 1/31/2003               10,571.89                 9,764.87                  9,257.16
 2/28/2003               10,728.20                 9,837.29                  9,381.21
 3/31/2003               11,002.36                10,045.52                  9,615.40
 4/30/2003               11,564.07                10,586.96                 10,087.49
 5/31/2003               11,731.30                10,793.00                 10,207.46
 6/30/2003               12,074.18                11,069.22                 10,482.49
 7/31/2003               11,976.93                11,007.11                 10,401.67
 8/31/2003               12,110.66                11,132.69                 10,541.35
 9/30/2003               12,441.63                11,438.95                 10,797.31
10/31/2003               12,695.20                11,647.72                 11,039.60
11/30/2003               12,869.37                11,787.66                 11,167.50
12/31/2003               13,167.10                12,062.99                 11,443.99
 1/31/2004               13,422.16                12,336.54                 11,627.63
 2/29/2004               13,428.36                12,301.79                 11,604.89
 3/31/2004               13,517.68                12,369.37                 11,649.16
 4/30/2004               13,498.82                12,328.24                 11,622.70
 5/31/2004               13,285.94                12,144.77                 11,443.09
 6/30/2004               13,492.37                12,291.03                 11,603.19
 7/31/2004               13,665.05                12,376.13                 11,695.68
 8/31/2004               13,887.86                12,582.09                 11,886.54
 9/30/2004               14,098.75                12,758.41                 12,051.54
10/31/2004               14,340.65                12,965.53                 12,265.95
11/30/2004               14,523.26                13,129.09                 12,440.05
12/31/2004               14,741.10                13,338.43                 12,627.68
 1/31/2005               14,738.62                13,311.75                 12,596.58
 2/28/2005               14,933.88                13,476.92                 12,789.07
 3/31/2005               14,577.10                13,221.69                 12,449.84
 4/30/2005               14,433.44                13,119.62                 12,304.38
 5/31/2005               14,610.35                13,255.98                 12,501.55
 6/30/2005               14,854.48                13,474.28                 12,702.72
 7/31/2005               15,057.44                13,658.34                 12,899.98
 8/31/2005               15,135.09                13,782.73                 12,961.26
 9/30/2005               14,988.96                13,646.69                 12,877.11
10/31/2005               14,848.03                13,533.49                 12,770.95
11/30/2005               14,949.76                13,629.84                 12,887.31
12/31/2005               15,074.56                13,779.12                 13,006.18
 1/31/2006               15,268.33                13,950.53                 13,173.91
 2/28/2006               15,421.66                14,077.73                 13,284.36
 3/31/2006               15,541.00                14,139.22                 13,338.70
 4/30/2006               15,645.70                14,215.78                 13,415.56
 5/31/2006               15,688.62                14,217.42                 13,386.22
 6/30/2006               15,600.79                14,151.99                 13,311.54
 7/31/2006               15,734.52                14,284.59                 13,413.12
 8/31/2006               15,953.60                14,522.88                 13,595.80
 9/30/2006               16,152.34                14,702.20                 13,746.09
10/31/2006               16,375.39                14,916.26                 13,944.78
11/30/2006               16,672.87                15,143.44                 14,185.54
12/31/2006               16,870.61                15,294.94                 14,328.63
 1/31/2007               17,064.38                15,432.03                 14,482.13
 2/28/2007               17,328.62                15,660.90                 14,669.92
 3/31/2007               17,378.24                15,699.11                 14,716.56
 4/30/2007               17,624.61                15,911.79                 14,919.79
 5/31/2007               17,761.57                16,004.77                 15,046.95
 6/30/2007               17,490.88                15,816.27                 14,802.47
 7/31/2007               16,941.07                15,408.55                 14,322.60
 8/31/2007               17,117.98                15,551.33                 14,460.72
 9/30/2007               17,498.82                15,820.59                 14,809.27
10/31/2007               17,635.78                15,883.61                 14,936.81
11/30/2007               17,308.27                15,526.57                 14,619.31
12/31/2007               17,317.21                15,489.26                 14,633.70
 1/31/2008               17,042.80                15,135.64                 14,335.51
 2/29/2008               16,854.48                14,968.79                 14,142.40
 3/31/2008               16,815.53                14,873.60                 14,120.97
 4/30/2008               17,476.49                15,235.84                 14,650.21
 5/31/2008               17,542.24                15,347.35                 14,725.75
 6/30/2008               17,119.71                14,987.87                 14,338.18
 7/31/2008               16,888.97                14,787.14                 14,152.18
 8/31/2008               16,935.37                14,822.38                 14,171.86
 9/30/2008               15,743.70                13,797.56                 13,113.81
10/31/2008               13,249.22                11,973.49                 11,000.04
11/30/2008               12,106.19                10,999.05                 10,058.05
12/31/2008               12,784.77                11,138.22                 10,412.77
 1/31/2009               13,535.79                11,548.51                 10,867.11
 2/28/2009               13,258.65                11,227.62                 10,615.67
 3/31/2009               13,527.60                11,322.30                 10,772.91
 4/30/2009               14,891.20                12,323.49                 11,818.37
 5/31/2009               15,700.78                13,410.06                 12,505.51
 6/30/2009               16,264.24                13,996.83                 12,926.37
 7/31/2009               17,251.21                14,830.62                 13,745.43
 8/31/2009               17,570.52                15,239.19                 13,975.69
 9/30/2009               18,559.73                16,151.91                 14,706.38
10/31/2009               18,898.15                16,524.66                 14,923.35
11/30/2009               19,161.64                16,740.23                 15,113.53
12/31/2009               19,716.91                17,176.33                 15,566.16
 1/31/2010               19,967.99                17,568.41                 15,763.44
 2/28/2010               20,028.78                17,644.10                 15,787.21
 3/31/2010               20,598.93                18,264.13                 16,288.96
 4/30/2010               21,076.54                18,717.70                 16,643.10
 5/31/2010               20,405.41                17,963.57                 16,027.02
 6/30/2010               20,641.36                18,140.52                 16,154.16
 7/31/2010               21,279.25                18,708.71                 16,731.34
 8/31/2010               21,306.54                18,785.03                 16,721.31
 9/30/2010               21,871.73                19,327.17                 17,230.47
10/31/2010               22,388.79                19,840.87                 17,709.40
11/30/2010               22,152.34                19,724.18                 17,531.10
12/31/2010               22,559.98                20,120.20                 17,887.19
 1/31/2011               23,014.27                20,507.55                 18,260.70

                                   [END CHART]

                       Data from 1/31/01 to 1/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                          1/31/11                  7/31/10
--------------------------------------------------------------------------------

Net Assets                             $132.8 Million           $95.6 Million
Net Asset Value Per Share                  $8.53                    $8.08


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
  7/31/10 to 1/31/11*               1 Year             Since Inception 8/01/08

        9.76%                       17.05%                      14.30%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.67%


*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA HIGH-YIELD                              LIPPER HIGH
                 OPPORTUNITIES FUND       CREDIT SUISSE       CURRENT YIELD
                INSTITUTIONAL SHARES     HIGH YIELD INDEX   BOND FUNDS INDEX
 7/31/2008           $10,000.00             $10,000.00         $10,000.00
 8/31/2008            10,026.02              10,027.47          10,013.91
 9/30/2008             9,335.20               9,321.88           9,266.29
10/31/2008             8,103.33               7,844.90           7,772.69
11/30/2008             7,445.43               7,168.10           7,107.07
12/31/2008             7,543.33               7,569.89           7,357.71
 1/31/2009             7,823.87               8,014.57           7,678.75
 2/28/2009             7,609.28               7,850.48           7,501.09
 3/31/2009             7,676.57               8,009.73           7,612.19
 4/30/2009             8,357.89               8,817.12           8,350.92
 5/31/2009             9,096.76               9,296.47           8,836.46
 6/30/2009             9,497.08               9,630.09           9,133.84
 7/31/2009            10,065.93              10,214.48           9,712.59
 8/31/2009            10,345.72              10,403.55           9,875.29
 9/30/2009            10,968.20              10,989.26          10,391.60
10/31/2009            11,223.91              11,189.64          10,544.91
11/30/2009            11,372.72              11,345.65          10,679.29
12/31/2009            11,671.04              11,674.43          10,999.13
 1/31/2010            11,939.80              11,823.10          11,138.53
 2/28/2010            11,993.82              11,859.09          11,155.32
 3/31/2010            12,402.89              12,196.68          11,509.86
 4/30/2010            12,729.23              12,479.47          11,760.10
 5/31/2010            12,219.38              12,082.09          11,324.77
 6/30/2010            12,327.95              12,221.80          11,414.61
 7/31/2010            12,733.43              12,599.49          11,822.45
 8/31/2010            12,772.39              12,615.65          11,815.36
 9/30/2010            13,143.99              12,950.30          12,175.14
10/31/2010            13,512.55              13,256.45          12,513.55
11/30/2010            13,435.99              13,116.45          12,387.57
12/31/2010            13,709.37              13,357.82          12,639.18
 1/31/2011            13,976.04              13,626.80          12,903.10

                                   [END CHART]

                       Data from 7/31/08 to 1/31/11.*

                       See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA HIGH-YIELD OPPORTUNITIES ADVISER SHARES (Symbol: UHYOX)*


--------------------------------------------------------------------------------
                                                                     1/31/11
--------------------------------------------------------------------------------

Net Assets                                                        $5.4 Million
Net Asset Value Per Share                                            $8.53


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      9.37%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD*** AS OF 1/31/11
--------------------------------------------------------------------------------

                                      6.00%


--------------------------------------------------------------------------------
                                EXPENSE RATIO****
--------------------------------------------------------------------------------

    Before Reimbursement      1.50%         After Reimbursement         1.20%


*The USAA High-Yield Opportunities Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

****USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.20% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA HIGH-YIELD       LIPPER HIGH CURRENT
              OPPORTUNITIES FUND        YIELD BOND FUNDS         CREDIT SUISSE HIGH
                ADVISER SHARES               INDEX                  YIELD INDEX
 7/31/2010        $10,000.00              $10,000.00                $10,000.00
 8/31/2010         10,030.71                9,994.01                 10,012.83
 9/30/2010         10,316.99               10,298.32                 10,278.43
10/31/2010         10,588.61               10,584.57                 10,521.42
11/30/2010         10,524.02               10,478.01                 10,410.30
12/31/2010         10,732.48               10,690.83                 10,601.87
 1/31/2011         10,937.44               10,914.07                 10,815.36

                                   [END CHART]

                     Data from 7/31/10 to 1/31/11.*

                     See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Adviser Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                                TOP 10 HOLDINGS*
                                 AS OF 1/31/2011
                          (% of Net Assets of the Fund)

                                                               COUPON RATE %         % OF NET ASSETS
                                                               -------------------------------------
iShares iBoxx High Yield Corporate Bond Fund ETF ..........        n/a                    6.9%
SPDR Barclay Capital High Yield Bond Fund .................        n/a                    4.1%
Enbridge Energy Partners, LP...............................       8.05%                   1.4%
PPL Capital Funding, Inc. .................................       6.70%                   1.4%
Lincoln National Corp. ....................................       7.00%                   1.4%
Southern Union Co. ........................................       7.20%                   1.3%
Puget Sound Energy, Inc. ..................................       6.97%                   1.3%
Textron Financial Corp. ...................................       6.00%                   1.1%
Glen Meadow ...............................................       6.51%                   1.1%
StanCorp Financial Group, Inc. ............................       6.90%                   1.0%

   You will find a complete list of securities that the Fund owns on pages
   18-43.

   The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

   *Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

================================================================================

16  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                 26.2%
ENERGY                                                                     12.6%
EXCHANGED-TRADED FUNDS*                                                    11.0%
CONSUMER DISCRETIONARY                                                     10.3%
UTILITIES                                                                   8.0%
INDUSTRIALS                                                                 7.6%
TELECOMMUNICATION SERVICES                                                  6.1%
MATERIALS                                                                   4.9%
HEALTH CARE                                                                 4.5%
CONSUMER STAPLES                                                            3.9%
INFORMATION TECHNOLOGY                                                      2.6%
MUNICIPAL BONDS                                                             0.3%
MONEY MARKET INSTRUMENTS                                                    2.9%

                                 [END PIE CHART]

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on a exchange. These particular ETF's represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (70.2%)

             CONSUMER DISCRETIONARY (9.1%)
             -----------------------------
             ADVERTISING (0.3%)
$    3,000   Clear Channel Communications, Inc.(a)               3.91%      1/29/2016    $    2,704
       400   Clear Channel Worldwide Holdings, Inc.              9.25      12/15/2017           444
     1,600   Clear Channel Worldwide Holdings, Inc.              9.25      12/15/2017         1,784
                                                                                         ----------
                                                                                              4,932
                                                                                         ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
     3,000   Hanesbrands, Inc.(b)                                6.38      12/15/2020         2,903
     4,034   Kellwood Co.(c)                                    12.88       7/15/2011         3,600
     2,000   Quiksilver, Inc.                                    6.88       4/15/2015         1,985
                                                                                         ----------
                                                                                              8,488
                                                                                         ----------
             APPAREL RETAIL (0.1%)
     1,000   Gymboree Corp.(a)                                   5.50      10/22/2017         1,015
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.3%)
     1,000   American Axle & Manufacturing Holdings, Inc.(b)     9.25       1/15/2017         1,142
     1,301   Federal-Mogul Corp.(a)                              2.20      12/27/2014         1,268
       664   Federal-Mogul Corp.(a)                              2.20      12/27/2015           647
       500   Tenneco Automotive, Inc.                            8.13      11/15/2015           538
     1,000   Tenneco Automotive, Inc.(b)                         7.75       8/15/2018         1,078
                                                                                         ----------
                                                                                              4,673
                                                                                         ----------
             BROADCASTING (0.8%)
     3,000   LBI Media, Inc.(b)                                  8.50       8/01/2017         2,542
     1,000   Nexstar Broadcasting Group, Inc.(b)                 8.88       4/15/2017         1,070
     1,000   Sinclair Television Group, Inc.(b)                  9.25      11/01/2017         1,105
     1,000   Sinclair Television Group, Inc.(b)                  8.38      10/15/2018         1,038
       970   Telesat Canada(a)                                   3.26       9/01/2014           972
     3,947   Univision Communications, Inc.(a)                   4.51       3/29/2017         3,900
     1,000   Univision Communications, Inc.(b)                   7.88      11/01/2020         1,070
     1,000   Univision Communications, Inc.(b)                   8.50       5/15/2021         1,041
                                                                                         ----------
                                                                                             12,738
                                                                                         ----------
             CABLE & SATELLITE (1.0%)
     1,000   Cablevision Systems Corp.                           7.75      4/15/2018          1,065
     3,500   Cablevision Systems Corp.                           8.00      4/15/2020          3,824

================================================================================

18  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,320   CCH II, LLC(b)                                     13.50%     11/30/2016    $    1,594
     1,000   CCO Holdings, LLC                                   7.25      10/30/2017         1,040
       500   CCO Holdings, LLC                                   7.88       4/30/2018           526
       500   CCO Holdings, LLC                                   7.00       1/01/2019           504
     2,000   Cequel Communications Holdings I, LLC
              and Cequel Capital Corp.(b)                        8.63      11/15/2017         2,105
     3,000   Mediacom Broadband, LLC                             8.50      10/15/2015         3,075
     1,000   Mediacom Broadband, LLC                             9.13       8/15/2019         1,037
     1,000   Virgin Media Finance plc                            8.38      10/15/2019         1,106
                                                                                         ----------
                                                                                             15,876
                                                                                         ----------
             CASINOS & GAMING (3.5%)
     3,000   Boyd Gaming Corp.                                   7.13       2/01/2016         2,861
     3,235   Caesar's Entertainment Operating Co., Inc.(a)       3.30       1/28/2015         3,010
       172   Caesar's Entertainment Operating Co., Inc.         10.00       2/01/2016           157
     3,000   Caesar's Entertainment Operating Co., Inc.         11.25       6/01/2017         3,412
     6,025   Caesar's Entertainment Operating Co., Inc.         10.00      12/15/2018         5,483
     8,000   CityCenter Holdings, LLC(b)                         7.63       1/15/2016         8,240
     3,000   CityCenter Holdings, LLC(b)                        10.75       1/15/2017         3,154
     3,200   Inn of the Mountain Gods(d)                        12.00       1/01/2034         1,676
     2,000   Isle of Capri Casinos, Inc.                         7.00       3/01/2014         1,985
     3,000   Jacobs Entertainment, Inc.                          9.75       6/15/2014         3,008
     5,000   Marina District Finance Co., Inc.(b)                9.50      10/15/2015         5,087
     1,030   MGM Mirage                                          6.75       9/01/2012         1,045
     1,675   MGM Mirage(a)                                       7.00       2/21/2014         1,648
     1,000   MGM Mirage                                         10.38       5/15/2014         1,145
     2,000   MGM Mirage                                          6.63       7/15/2015         1,875
     1,000   MGM Mirage                                         11.13      11/15/2017         1,160
     1,500   MGM Mirage(b)                                       9.00       3/15/2020         1,665
     1,000   Pinnacle Entertainment, Inc.                        8.63       8/01/2017         1,101
     1,000   Pinnacle Entertainment, Inc.                        8.75       5/15/2020         1,075
     1,000   Scientific Games International, Inc.(b)             8.13       9/15/2018         1,039
     2,000   Shingle Springs Tribal Gaming Auth.(b)              9.38       6/15/2015         1,400
     3,000   Snoqualmie Entertainment Auth.(b)                   4.43(e)    2/01/2014         2,715
     1,000   Snoqualmie Entertainment Auth.(b)                   9.13       2/01/2015         1,000
     2,000   Turning Stone Resort Casino(b)                      9.13       9/15/2014         2,050
                                                                                         ----------
                                                                                             56,991
                                                                                         ----------
             CATALOG RETAIL (0.2%)
     2,500   Harry & David Operations Corp.(l)                   9.00       3/01/2013         1,025
     1,000   QVC, Inc.(b)                                        7.13       4/15/2017         1,055
     1,000   QVC, Inc.(b)                                        7.38      10/15/2020         1,054
                                                                                         ----------
                                                                                              3,134
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.4%)
$    3,200   Dillard's, Inc.                                     7.13%      8/01/2018    $    3,176
     1,025   J.C. Penney Co., Inc.                               7.40       4/01/2037           989
     2,100   May Dept Stores Co.                                 7.88       8/15/2036         2,142
                                                                                         ----------
                                                                                              6,307
                                                                                         ----------
             HOMEBUILDING (0.1%)
     1,000   Beazer Homes(b)                                     9.13       5/15/2019         1,022
     1,000   Lennar Corp.                                       12.25       5/15/2017         1,235
                                                                                         ----------
                                                                                              2,257
                                                                                         ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
     1,000   NCL Corp. Ltd.                                     11.75      11/15/2016         1,200
     2,000   Royal Caribbean Cruises Ltd.                        7.25       6/15/2016         2,170
                                                                                         ----------
                                                                                              3,370
                                                                                         ----------
             LEISURE FACILITIES (0.3%)
     2,000   ClubCorp.(b)                                       10.00      12/01/2018         1,925
     3,475   Town Sports International Holdings, Inc.           11.00       2/01/2014         3,458
                                                                                         ----------
                                                                                              5,383
                                                                                         ----------
             LEISURE PRODUCTS (0.2%)
     2,175   Fgi Operating Co., Inc.                            10.25       8/01/2015         2,327
                                                                                         ----------

             MOVIES & ENTERTAINMENT (0.3%)
     1,500   AMC Entertainment, Inc.                             8.75       6/01/2019         1,612
     1,000   Cinemark USA, Inc.                                  8.63       6/15/2019         1,085
     1,000   Live Nation Entertainment, Inc.(b)                  8.13       5/15/2018         1,038
       250   WMG Acquisition Corp.                               9.50       6/15/2016           269
                                                                                         ----------
                                                                                              4,004
                                                                                         ----------

             PUBLISHING (0.2%)
       195   American Media, Inc.(b)                             9.00       5/01/2013           203
     2,000   McClatchy Co.                                      11.50       2/15/2017         2,260
                                                                                         ----------
                                                                                              2,463
                                                                                         ----------

             RESTAURANTS (0.5%)
     2,000   CKE Restaurants, Inc.                              11.38       7/15/2018         2,250
     3,000   DineEquity, Inc.(b)                                 9.50      10/30/2018         3,244
     3,000   Dunkin Finance Corp.(b)                             9.63      12/01/2018         3,082
                                                                                         ----------
                                                                                              8,576
                                                                                         ----------

             SPECIALIZED CONSUMER SERVICES (0.0%)
       600   Mac-Gray Corp.                                      7.63       8/15/2015           594
                                                                                         ----------

             TIRES & RUBBER (0.2%)
     3,000   Goodyear Tire & Rubber Co.                          8.25       8/15/2020         3,150
                                                                                         ----------
             Total Consumer Discretionary                                                   146,278
                                                                                         ----------

================================================================================

20  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (2.2%)
             -----------------------
             DRUG RETAIL (1.1%)
$   13,100   CVS Caremark Corp.                                  6.30%      6/01/2037    $   12,629
     1,000   Rite Aid Corp.                                      8.63       3/01/2015           888
     2,000   Rite Aid Corp.                                      9.75       6/12/2016         2,235
     2,000   Rite Aid Corp.                                     10.38       7/15/2016         2,130
                                                                                         ----------
                                                                                             17,882
                                                                                         ----------
             FOOD RETAIL (0.4%)
     1,710   Albertsons, Inc.                                    8.70       5/01/2030         1,445
     1,000   American Stores Co.                                 8.00       6/01/2026           860
     3,000   ARAMARK Corp.(f)                                    8.50       2/01/2015         3,135
     1,000   Susser Holdings Corp.                               8.50       5/15/2016         1,080
                                                                                         ----------
                                                                                              6,520
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.3%)
     2,250   Diversey, Inc.                                      8.25      11/15/2019         2,452
     2,000   Spectrum Brands, Inc.(b)                            9.50       6/15/2018         2,215
                                                                                         ----------
                                                                                              4,667
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.4%)
     4,750   Reddy Ice Corp.                                    11.25       3/15/2015         4,964
     2,175   Reddy Ice Holdings, Inc.                           10.50      11/01/2012         2,169
                                                                                         ----------
                                                                                              7,133
                                                                                         ----------
             Total Consumer Staples                                                          36,202
                                                                                         ----------
             ENERGY (11.0%)
             --------------
             COAL & CONSUMABLE FUELS (0.6%)
     1,000   Arch Coal, Inc.                                     7.25      10/01/2020         1,060
     2,000   Cloud Peak Energy Resources, LLC/Cloud
              Peak Energy Finance Corp.                          8.25      12/15/2017         2,188
     1,500   CONSOL Energy, Inc.(b)                              8.00       4/01/2017         1,635
     1,000   CONSOL Energy, Inc.(b)                              8.25       4/01/2020         1,100
     1,500   Murray Energy Corp.(b)                             10.25      10/15/2015         1,599
     2,000   Peabody Energy Corp.                                7.88      11/01/2026         2,260
                                                                                         ----------
                                                                                              9,842
                                                                                         ----------
             OIL & GAS DRILLING (0.2%)
     1,000   Parker Drilling Co.                                 9.13       4/01/2018         1,058
     2,000   Stallion Oilfield Holdings, Ltd.(b)                10.50       2/15/2015         2,170
                                                                                         ----------
                                                                                              3,228
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
     2,500   Basic Energy Services, Inc.                         7.13       4/15/2016         2,456
       500   Calfrac Holdings, LP(b)                             7.50      12/01/2020           515

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,000   Global Geophysical Services, Inc.                  10.50%      5/01/2017    $    1,035
     1,500   Helix Energy Solutions Group, Inc.(b)               9.50       1/15/2016         1,551
     2,000   Mcjunkin Red Man Corp.(b)                           9.50      12/15/2016         1,990
     1,700   Seitel, Inc.                                        9.75       2/15/2014         1,636
     2,000   TRICO Marine Services, Inc.(b)                     13.88(e)   11/01/2014         1,670
                                                                                         ----------
                                                                                             10,853
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     2,000   Alta Mesa Holdings(b)                               9.63      10/15/2018         1,990
     1,000   Bill Barrett Corp.                                  9.88       7/15/2016         1,115
     1,000   Brigham Exploration Co.(b)                          8.75      10/01/2018         1,095
     3,000   Chaparral Energy, Inc.                              8.50      12/01/2015         3,120
     1,000   Chaparral Energy, Inc.                              8.88       2/01/2017         1,050
     3,000   Chesapeake Energy Corp.                             6.63       8/15/2020         3,120
     5,000   Hilcorp Energy I, LP(b)                             8.00       2/15/2020         5,437
     1,000   Hilcorp Energy I, LP(b)                             7.63       4/15/2021         1,065
     2,000   Laredo Petroleum, Inc.(b)                           9.50       2/15/2019         2,095
     2,000   Linn Energy LLC(b)                                  8.63       4/15/2020         2,210
     3,000   NFR Energy, LLC(b)                                  9.75       2/15/2017         2,977
     1,000   PetroQuest Energy, Inc.                            10.00       9/01/2017         1,048
     3,000   Plains Exploration & Production Co.                 7.00       3/15/2017         3,097
     1,000   Plains Exploration & Production Co.                 7.63       6/01/2018         1,066
     1,000   Plains Exploration & Production Co.                 7.63       4/01/2020         1,085
     1,000   Quicksilver Resources, Inc.                        11.75       1/01/2016         1,176
     1,000   Quicksilver Resources, Inc.                         7.13       4/01/2016           973
     2,000   Rosetta Resources, Inc.                             9.50       4/15/2018         2,210
     1,000   SandRidge Energy, Inc.(b)                           9.88       5/15/2016         1,090
     1,000   SandRidge Energy, Inc.(b)                           8.00       6/01/2018         1,033
     2,000   Stone Energy Corp.                                  8.63       2/01/2017         2,070
     1,962   Venoco Inc.(a)                                      4.31       5/08/2014         1,952
                                                                                         ----------
                                                                                             42,074
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,000   Citgo Petroleum Corp.(b)                           11.50       7/01/2017         1,155
     2,000   Coffeyville Resources(b)                           10.88       4/01/2017         2,235
     1,000   Tesoro Corp.                                        6.63      11/01/2015         1,031
     1,000   Tesoro Corp.                                        9.75       6/01/2019         1,127
                                                                                         ----------
                                                                                              5,548
                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (6.6%)
     2,000   Crosstex Energy, LP                                 8.88       2/15/2018         2,170
    11,000   El Paso Corp.                                       7.80       8/01/2031        11,253
     4,000   El Paso Corp.                                       7.75       1/15/2032         4,072
    21,400   Enbridge Energy Partners, LP(f)                     8.05      10/01/2037        22,694
     2,500   Energy Transfer Equity, LP                          7.50      10/15/2020         2,681

================================================================================

22  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   12,250   Enterprise Products Operating, LP                   7.00%      6/01/2067    $   12,216
     9,000   Enterprise Products Operating, LP                   7.03       1/15/2068         9,395
     2,000   Genesis Energy, LP(b)                               7.88      12/15/2018         2,007
     2,980   MarkWest Energy Partners, LP                        8.50       7/15/2016         3,159
       500   MarkWest Energy Partners, LP                        6.75      11/01/2020           513
     1,000   Martin Midstream Partners, LP/Finance Corp.         8.88       4/01/2018         1,047
     3,000   NGPL PipeCo., LLC(b)                                7.77      12/15/2037         3,134
     2,000   Niska Gas Storage(b)                                8.88       3/15/2018         2,202
     2,000   Regency Energy Partners, LP                         9.38       6/01/2016         2,225
     1,500   Regency Energy Partners, LP                         6.88      12/01/2018         1,543
     2,000   Sabine Pass LNG, LP                                 7.25      11/30/2013         1,995
     2,000   Sabine Pass LNG, LP                                 7.50      11/30/2016         1,965
    23,000   Southern Union Co.(f)                               7.20(e)   11/01/2066        21,735
     1,000   Targa Resources Partners, LP(b),(g)                 6.88       2/01/2021         1,002
                                                                                         ----------
                                                                                            107,008
                                                                                         ----------
             Total Energy                                                                   178,553
                                                                                         ----------
             FINANCIALS (19.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     2,000   Nuveen Investments, Inc.                           10.50      11/15/2015         2,070
                                                                                         ----------
             CONSUMER FINANCE (2.9%)
     5,000   Ally Financial, Inc.(b)                             6.25      12/01/2017         5,175
     4,000   American Express Co.                                6.80       9/01/2066         4,035
     5,000   Capital One Financial Corp.                         7.69       8/15/2036         5,131
     6,000   Credit Acceptance Corp.(b)                          9.13       2/01/2017         6,480
     3,000   Ford Motor Credit Co., LLC                          8.00       6/01/2014         3,360
     3,000   Ford Motor Credit Co., LLC                          7.00       4/15/2015         3,300
     9,000   General Motors Acceptance Corp.                     6.88       8/28/2012         9,460
     2,000   General Motors Acceptance Corp.                     6.75      12/01/2014         2,140
     7,000   General Motors Acceptance Corp.                     6.75      12/01/2014         7,525
                                                                                         ----------
                                                                                             46,606
                                                                                         ----------
             DIVERSIFIED BANKS (0.4%)
     7,500   USB Realty Corp.(b)                                 6.09               -(h)      5,812
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     2,000   Lehman Brothers Holdings, Inc.(d)                   5.75       4/25/2011           490
                                                                                         ----------
             LIFE & HEALTH INSURANCE (2.9%)
     1,000   Americo Life, Inc.(b)                               7.88       5/01/2013         1,044
     2,000   Great-West Life & Annuity Insurance Co.(b)          7.15       5/16/2046         2,060
    22,000   Lincoln National Corp.                              7.00       5/17/2066        22,000
     2,000   MetLife, Inc.                                      10.75       8/01/2039         2,782

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   Prudential Financial, Inc.                          8.88%      6/15/2038    $    2,365
    18,000   StanCorp Financial Group, Inc.                      6.90       6/01/2067        16,877
                                                                                         ----------
                                                                                             47,128
                                                                                         ----------
             MULTI-LINE INSURANCE (4.5%)
     1,000   Farmers Exchange Capital(b)                         7.05       7/15/2028           970
     1,700   Farmers Insurance Exchange(b)                       8.63       5/01/2024         1,860
    21,299   Genworth Financial, Inc.                            6.15      11/15/2066        16,773
    20,000   Glen Meadow(b)                                      6.51       2/12/2067        17,350
    12,034   ILFC E-Capital Trust I(b)                           5.96(e)   12/21/2065         9,750
    16,362   ILFC E-Capital Trust II(b)                          6.25      12/21/2065        13,417
     3,000   Liberty Mutual Group, Inc.(b)                       7.00       3/15/2037         2,848
    10,500   Nationwide Mutual Insurance Co.(b)                  5.81      12/15/2024         9,644
                                                                                         ----------
                                                                                             72,612
                                                                                         ----------
             MULTI-SECTOR HOLDINGS (0.7%)
     2,750   Leucadia National Corp.                             7.13       3/15/2017         2,874
     9,025   Leucadia National Corp.                             8.65       1/15/2027         9,149
                                                                                         ----------
                                                                                             12,023
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
     9,000   ABN AMRO North America Holding Co.(b)               6.47      12/29/2049         8,055
     2,000   AgFirst Farm Credit Bank                            6.59               -(h)      1,568
     5,000   BankAmerica Institutional Capital(b)                8.07      12/31/2026         5,150
     5,000   Citigroup Capital XXI                               8.30      12/21/2057         5,244
     5,000   General Electric Capital Corp.                      6.38      11/15/2067         5,069
     4,000   General Electric Capital Corp.                      6.38      11/15/2067         4,055
     2,245   NB Capital Trust IV                                 8.25       4/15/2027         2,295
                                                                                         ----------
                                                                                             31,436
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
     2,300   Assured Guaranty U.S. Holdings, Inc.                6.40      12/15/2066         1,713
     1,000   Financial Security Assurance Holdings Ltd.(b)       6.40      12/15/2066           705
     3,780   Hanover Insurance Group, Inc.                       8.21       2/03/2027         3,366
     3,000   Ironshore Holdings, Inc.(b)                         8.50       5/15/2020         3,139
     1,500   Kingsway America, Inc.                              7.50       2/01/2014         1,384
     2,500   MBIA Insurance Co.(b)                              14.00       1/15/2033         1,362
    12,000   PXRE Capital Trust I                                8.85       2/01/2027        11,265
     2,000   Zeniith National Insurance Corp.                    8.55       8/01/2028         2,010
                                                                                         ----------
                                                                                             24,944
                                                                                         ----------
             REGIONAL BANKS (2.3%)
    16,610   Fifth Third Capital Trust IV                        6.50       4/15/2037        16,402
     1,500   First Empire Capital Trust I                        8.23       2/01/2027         1,465
     2,500   Huntington Capital III                              6.65       5/15/2037         2,380

================================================================================

24  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$      750   KeyCorp Capital II                                  6.88%      3/17/2029    $      728
     4,000   Manufacturers & Traders Trust Co.                   5.63      12/01/2021         3,795
     1,000   Regions Bank                                        6.45       6/26/2037           898
     1,790   Regions Financial Corp.                             7.38      12/10/2037         1,700
     4,500   Susquehanna Capital II                             11.00       3/23/2040         5,006
     5,450   Webster Capital Trust IV                            7.65       6/15/2037         5,194
                                                                                         ----------
                                                                                             37,568
                                                                                         ----------
             REINSURANCE (0.1%)
     2,000   Max USA Holdings Ltd.(b),(f)                        7.20       4/14/2017         2,043
                                                                                         ----------
             REITs - INDUSTRIAL (0.1%)
     1,500   DuPont Fabros Technology, LP                        8.50      12/15/2017         1,624
                                                                                         ----------
             REITs - OFFICE (0.3%)
     3,055   Reckson Operating Partnership, LP                   6.00       3/31/2016         3,244
     2,000   Reckson Operating Partnership, LP                   7.75       3/15/2020         2,210
                                                                                         ----------
                                                                                              5,454
                                                                                         ----------
             REITs - RETAIL (0.9%)
     2,500   New Plan Excel Realty Trust, Inc.                   4.50       2/01/2011         2,500
     7,000   New Plan Excel Realty Trust, Inc.                   5.13       9/15/2012         6,405
     3,000   New Plan Excel Realty Trust, Inc.                   5.30       1/15/2015         2,445
     2,675   New Plan Excel Realty Trust, Inc.                   5.25       9/15/2015         2,207
     1,550   New Plan Excel Realty Trust, Inc.                   7.50       7/30/2029         1,017
                                                                                         ----------
                                                                                             14,574
                                                                                         ----------
             REITs - SPECIALIZED (0.8%)
     3,000   Aviv Healthcare Properties(b),(g)                   7.75       2/15/2019         3,090
     3,000   Entertainment Properties Trust(b)                   7.75       7/15/2020         3,165
     2,000   Host Hotels & Resorts, LP                           6.75       6/01/2016         2,080
     1,000   Sabra Health Care(b)                                8.13      11/01/2018         1,044
     2,500   Senior Housing Properties Trust                     6.75       4/15/2020         2,657
                                                                                         ----------
                                                                                             12,036
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000   Provident Funding Associations, LP(b)              10.25       4/15/2017         1,077
     1,000   Washington Mutual Bank                              5.55       6/16/2011           388
                                                                                         ----------
                                                                                              1,465
                                                                                         ----------
             Total Financials                                                               317,885
                                                                                         ----------
             HEALTH CARE (3.7%)
             ------------------
             HEALTH CARE EQUIPMENT (0.4%)
       500   Accellent, Inc.                                     8.38       2/01/2017           528
     1,000   Accellent, Inc.(b)                                 10.00      11/01/2017           980

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$      977   Biomet, Inc.(a)                                     3.30%      3/25/2015    $      981
     1,000   Biomet, Inc.                                       10.00      10/15/2017         1,125
     1,000   Insight Health Services Corp.                       5.54(e)   11/01/2011           255
     2,500   Universal Hospital Services, Inc.                   3.83(e)    6/01/2015         2,362
                                                                                         ----------
                                                                                              6,231
                                                                                         ----------
             HEALTH CARE FACILITIES (2.3%)
     2,860   Community Health Systems, Inc.(a),(g)               2.54       7/25/2014         2,858
     1,000   Community Health Systems, Inc.                      8.88       7/15/2015         1,061
     4,000   HCA, Inc.                                           5.75       3/15/2014         4,045
     3,000   HCA, Inc.                                           9.25      11/15/2016         3,247
     4,207   HCA, Inc.                                           9.63      11/15/2016         4,565
     2,000   HCA, Inc.                                           8.50       4/15/2019         2,237
     1,500   HCA, Inc.                                           7.25       9/15/2020         1,613
     4,000   HCA, Inc.(b)                                        7.75       5/15/2021         4,170
       250   HealthSouth Corp.                                   7.25      10/01/2018           258
     2,000   IASIS Healthcare, LLC                               8.75       6/15/2014         2,062
     1,000   LifePoint Hospitals, Inc.                           3.50       5/15/2014         1,008
     3,000   Select Medical Corp.                                7.63       2/01/2015         3,082
     2,000   Tenet Healthcare Corp.                              9.00       5/01/2015         2,225
     1,000   Tenet Healthcare Corp.                              8.00       8/01/2020         1,020
     1,000   United Surgical Partners International, Inc.        8.88       5/01/2017         1,055
     2,000   Vanguard Health Holding Co., LLC(b)                 7.75       2/01/2019         2,030
     2,000   Vanguard Health Systems(b)                         10.38       2/01/2016         1,235
                                                                                         ----------
                                                                                             37,771
                                                                                         ----------
             HEALTH CARE SERVICES (0.5%)
     2,000   Alliance Healthcare Services, Inc.                  8.00      12/01/2016         1,960
     2,500   ConvaTec Healthcare(b)                             10.50      12/15/2018         2,680
       500   Omnicare, Inc.                                      6.88      12/15/2015           521
     1,000   Radiation Therapy Services, Inc.                    9.88       4/15/2017         1,020
     1,000   ResCare, Inc.(b)                                   10.75       1/15/2019         1,080
     1,000   US Oncology, Inc.                                  10.75       8/15/2014         1,036
                                                                                         ----------
                                                                                              8,297
                                                                                         ----------
             HEALTH CARE SUPPLIES (0.3%)
     1,000   Bausch & Lomb, Inc.                                 9.88      11/01/2015         1,082
     1,000   DJO Finance LLC                                    10.88      11/15/2014         1,102
     1,000   DJO Finance LLC(b)                                  9.75      10/15/2017         1,053
     1,056   VWR Funding, Inc.                                  10.25       7/15/2015         1,117
                                                                                         ----------
                                                                                              4,354
                                                                                         ----------
             HEALTH CARE TECHNOLOGY (0.1%)
     1,000   MedAssets, Inc.                                     8.00      11/15/2018         1,045
                                                                                         ----------

================================================================================

26  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.1%)
$    1,000   Mylan, Inc.(b)                                      7.63%      7/15/2017    $    1,088
     1,000   Mylan, Inc.(b)                                      7.88       7/15/2020         1,111
                                                                                         ----------
                                                                                              2,199
                                                                                         ----------
             Total Health Care                                                               59,897
                                                                                         ----------
             INDUSTRIALS (6.8%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.2%)
     3,000   Park Ohio Industries, Inc.                          8.38      11/15/2014         3,083
                                                                                         ----------
             AIRLINES (1.8%)
     1,207   America West Airlines, Inc. Pass-Through Trust      6.87       1/02/2017         1,193
       555   America West Airlines, Inc. Pass-Through Trust      7.12       1/02/2017           550
     3,000   American Airlines, Inc. Pass-Through Trust          6.82       5/23/2011         3,030
     5,000   American Airlines, Inc. Pass-Through Trust          7.00       1/31/2018         5,031
     2,000   Continental Airlines, Inc.                          8.75      12/01/2011         2,072
       131   Continental Airlines, Inc. Pass-Through Trust       8.50       5/01/2011           132
     6,411   United Air Lines, Inc.(b)                          12.00       1/15/2016         7,196
     3,826   United Airlines, Inc. Pass-Through Trust            8.03       1/01/2013         3,922
     6,000   US Airways Group, Inc.                              8.50       4/22/2017         6,060
                                                                                         ----------
                                                                                             29,186
                                                                                         ----------
             BUILDING PRODUCTS (0.2%)
       500   Ply Gem Industries, Inc.                           11.75       6/15/2013           535
       750   USG Corp.(b)                                        9.75       8/01/2014           814
     1,000   USG Corp.                                           6.30      11/15/2016           935
     1,000   USG Corp.(b)                                        8.38      10/15/2018         1,045
                                                                                         ----------
                                                                                              3,329
                                                                                         ----------
             COMMERCIAL PRINTING (0.2%)
     2,000   Cenveo Corp.                                        8.88       2/01/2018         1,980
     2,000   Harland Clarke Holdings Corp.                       6.00(e)    5/15/2015         1,745
                                                                                         ----------
                                                                                              3,725
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     2,100   American Railcar Industries, Inc.                   7.50       3/01/2014         2,129
     2,000   ArvinMeritor, Inc.                                  8.13       9/15/2015         2,145
     5,000   Manitowoc Co., Inc.(a),(g)                          7.50       4/14/2014         5,082
     1,000   Navistar International Corp.                        8.25      11/01/2021         1,105
                                                                                         ----------
                                                                                             10,461
                                                                                         ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,000   Mobile Mini, Inc.(b)                                7.88      12/01/2020         1,075
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
$    1,500   Baldor Electric Co.                                 8.63%      2/15/2017    $    1,688
     1,000   International Wire Group, Inc.(b)                   9.75       4/15/2015         1,045
                                                                                         ----------
                                                                                              2,733
                                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,000   Casella Waste Systems, Inc.                        11.00       7/15/2014         1,130
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
       987   Pinafore, LLC(a)                                    6.25       9/21/2016         1,003
     1,000   Pinafore, LLC(b)                                    9.00      10/01/2018         1,109
    21,000   Textron Financial Corp.(b)                          6.00       2/15/2067        17,981
                                                                                         ----------
                                                                                             20,093
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.3%)
       500   Mueller Water Products, Inc.                        7.38       6/01/2017           490
     1,500   Mueller Water Products, Inc.                        8.75       9/01/2020         1,687
     3,000   Thermadyne Holdings Corp.(b)                        9.00      12/15/2017         3,109
                                                                                         ----------
                                                                                              5,286
                                                                                         ----------
             MARINE (0.2%)
     1,000   General Maritime Corp.                             12.00      11/15/2017           952
     1,000   Teekay Corp.                                        8.50       1/15/2020         1,085
       500   United Maritime Group LLC                          11.75       6/15/2015           503
                                                                                         ----------
                                                                                              2,540
                                                                                         ----------
             OFFICE SERVICES & SUPPLIES (0.2%)
     1,000   ACCO Brands Corp.                                  10.63       3/15/2015         1,133
     1,053   West Corp.(a)                                       2.63      10/24/2013         1,056
     1,000   West Corp.(b)                                       7.88       1/15/2019         1,045
                                                                                         ----------
                                                                                              3,234
                                                                                         ----------
             RAILROADS (0.4%)
     1,000   Florida East Coast Railway(b)                       8.13       2/01/2017         1,047
     1,600   RailAmerica, Inc.                                   9.25       7/01/2017         1,781
     4,632   Southern Capital Corp.(b)                           5.70       6/30/2022         4,183
                                                                                         ----------
                                                                                              7,011
                                                                                         ----------
             SECURITY & ALARM SERVICES (0.1%)
     2,000   GEO Group, Inc.                                     7.75      10/15/2017         2,110
                                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     2,000   Edgen Murray Corp.                                 12.25       1/15/2015         1,830
     2,000   United Rentals North America, Inc.                  9.25      12/15/2019         2,273
                                                                                         ----------
                                                                                              4,103
                                                                                         ----------

================================================================================

28  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             TRUCKING (0.7%)
$    1,067   Avis Budget Car Rental, LLC                         7.63%      5/15/2014    $    1,104
     3,000   Avis Budget Car Rental, LLC                         9.63       3/15/2018         3,308
     1,000   Avis Budget Car Rental, LLC                         8.25       1/15/2019         1,045
     1,962   Hertz Corp.(a)                                      0.97      12/21/2012         1,963
     1,285   Hertz Corp.                                         8.88       1/01/2014         1,320
     1,000   Quality Distribution, Inc.                          9.88      11/01/2018         1,030
     2,000   Western Express, Inc.(b)                           12.50       4/15/2015         1,880
                                                                                         ----------
                                                                                             11,650
                                                                                         ----------
             Total Industrials                                                              110,749
                                                                                         ----------
             INFORMATION TECHNOLOGY (2.3%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.1%)
     2,000   CommScope, Inc.(b)                                  8.25       1/15/2019         2,085
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
     1,500   Fidelity National Information Service, Inc.         7.63       7/15/2017         1,620
     1,000   Fidelity National Information Service, Inc.         7.88       7/15/2020         1,088
     2,000   First American Capital Trust I                      8.50       4/15/2012         2,041
       905   First Data Corp.                                    9.88       9/24/2015           907
     4,047   First Data Corp.(b)                                 8.25       1/15/2021         3,915
     4,047   First Data Corp.(b)                                12.63       1/15/2021         4,148
     1,000   Interactive Data Corp.(b)                          10.25       8/01/2018         1,113
     7,000   SunGard Data Systems, Inc.                         10.25       8/15/2015         7,376
     5,000   Sungard Data Systems, Inc.(b)                       7.38      11/15/2018         5,100
                                                                                         ----------
                                                                                             27,308
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (0.1%)
     1,000   Equinix, Inc.                                       8.13       3/01/2018         1,085
                                                                                         ----------
             SEMICONDUCTORS (0.4%)
       500   Advanced Micro Devices                              8.13      12/15/2017           526
       500   Advanced Micro Devices                              7.75       8/01/2020           515
     1,000   Freescale Semiconductor, Inc.(b)                   10.13       3/15/2018         1,132
     3,000   Freescale Semiconductor, Inc.(b)                    9.25       4/15/2018         3,330
     1,000   Freescale Semiconductor, Inc.(b)                   10.75       8/01/2020         1,137
                                                                                         ----------
                                                                                              6,640
                                                                                         ----------
             Total Information Technology                                                    37,118
                                                                                         ----------
             MATERIALS (2.6%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
     1,000   Georgia Gulf Corp.(b)                               9.00       1/15/2017         1,104
     3,000   Hexion U.S. Financial Corp.                         8.88       2/01/2018         3,244

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,349   LBI Escrow Corp.(b)                                 8.00%     11/01/2017    $    1,515
     1,000   Tronox Worldwide, LLC(d),(i)                        9.50      12/01/2012         1,679
                                                                                         ----------
                                                                                              7,542
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.1%)
     1,071   Huntsman International, LLC                         7.38       1/01/2015         1,103
     1,000   Huntsman International, LLC                         8.63       3/15/2020         1,110
                                                                                         ----------
                                                                                              2,213
                                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     1,250   Scotts Miracle-Gro Co.                              7.25       1/15/2018         1,325
     1,000   Scotts Miracle-Gro Co.(b)                           6.63      12/15/2020         1,018
                                                                                         ----------
                                                                                              2,343
                                                                                         ----------
             METAL & GLASS CONTAINERS (0.6%)
       500   Crown Americas Capital Corp.(b)                     6.25       2/01/2021           510
     1,000   Crown Americas, LLC                                 7.75      11/15/2015         1,045
     2,000   Graham Packaging Co., LP                            8.25       1/01/2017         2,110
     3,000   Reynolds Group Holdings Ltd.(a)                     6.50       5/05/2016         3,007
     2,000   Reynolds Group Holdings Ltd.(b)                     8.25       2/15/2021         2,030
                                                                                         ----------
                                                                                              8,702
                                                                                         ----------
             PAPER PACKAGING (0.3%)
       250   Graphic Packaging Corp.                             8.63       2/15/2012           256
     1,777   Graphic Packaging International, Inc.               9.50       8/15/2013         1,808
     3,000   Packaging Dynamics Corp.(b),(g)                     8.75       2/01/2016         3,071
                                                                                         ----------
                                                                                              5,135
                                                                                         ----------
             PAPER PRODUCTS (0.3%)
     2,000   ABI Escrow Corp.(b)                                10.25      10/15/2018         2,250
       597   Boise Cascade, LLC                                  7.13      10/15/2014           587
     1,000   NewPage Corp.                                      10.00       5/01/2012           662
     1,250   Verso Paper Holdings, LLC(b)                        8.75       2/01/2019         1,291
                                                                                         ----------
                                                                                              4,790
                                                                                         ----------
             SPECIALTY CHEMICALS (0.1%)
     2,000   Momentive Performance Materials, Inc.(b)            9.00       1/15/2021         2,140
                                                                                         ----------
             STEEL (0.5%)
     3,000   Atkore International, Inc.(b)                       9.88       1/01/2018         3,217
     3,000   FMG Resources (August 2006)(b)                      6.88       2/01/2018         3,015
     1,250   Metals USA, Inc.                                   11.13      12/01/2015         1,323
     1,000   Severstal Columbus, LLC(b)                         10.25       2/15/2018         1,093
                                                                                         ----------
                                                                                              8,648
                                                                                         ----------
             Total Materials                                                                 41,513
                                                                                         ----------

================================================================================

30  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (4.9%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.5%)
$    1,000   Level 3 Communications, Inc.(a)                     9.02%      3/13/2014    $    1,082
     3,000   Level 3 Financing, Inc.                             9.25      11/01/2014         3,045
     2,000   Level 3 Financing, Inc.                            10.00       2/01/2018         2,010
     2,000   PAETEC Escrow Corp.(b)                              9.88      12/01/2018         2,110
                                                                                         ----------
                                                                                              8,247
                                                                                         ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
     3,000   Cincinnati Bell, Inc.                               8.25      10/15/2017         3,030
       500   Cincinnati Bell, Inc.                               8.75       3/15/2018           481
     9,025   Citizens Communications Co.                         9.00       8/15/2031         9,555
     4,000   Frontier Communications Corp.                       7.88       1/15/2027         3,980
     1,000   Frontier Communications Corp.                       8.25       4/15/2017         1,128
     1,000   Frontier Communications Corp.                       8.75       4/15/2022         1,133
     3,000   GCI, Inc.                                           8.63      11/15/2019         3,285
     1,519   Hawaiian Telcom Communications, Inc.(a)             9.00      10/28/2015         1,554
     6,000   Qwest Communications International, Inc.            7.50       2/15/2014         6,105
     4,000   Windstream Corp.                                    7.88      11/01/2017         4,305
     2,000   Windstream Corp.(b)                                 7.75      10/15/2020         2,070
                                                                                         ----------
                                                                                             36,626
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.1%)
     6,250   Clearwire Communications, LLC(b)                   12.00      12/01/2015         6,812
     2,000   Clearwire Communications, LLC(b)                   12.00      12/01/2015         2,190
     2,000   Clearwire Communications, LLC(b)                   12.00      12/01/2017         2,160
     1,954   MetroPCS Communications, Inc.(a)                    2.56       2/20/2014         1,961
     2,000   MetroPCS Communications, Inc.                       7.88       9/01/2018         2,086
     2,000   MetroPCS Communications, Inc.                       6.63      11/15/2020         1,925
     3,000   Nextel Communications, Inc.                         6.88      10/31/2013         3,034
     4,000   Nextel Communications, Inc.                         5.95       3/15/2014         4,025
     4,000   Nextel Communications, Inc.                         7.38       8/01/2015         4,028
     2,000   NII Capital Corp.                                   8.88      12/15/2019         2,190
     2,000   Sprint Capital Corp.                                6.88      11/15/2028         1,793
     2,000   Sprint Nextel Corp.                                 8.38       8/15/2017         2,185
                                                                                         ----------
                                                                                             34,389
                                                                                         ----------
             Total Telecommunication Services                                                79,262
                                                                                         ----------
             UTILITIES (7.9%)
             ----------------
             ELECTRIC UTILITIES (3.3%)
     2,000   Duquesne Light Holdings, Inc.(b)                    6.40       9/15/2020         2,006
       579   FPL Energy National Wind Portfolio, LLC(b)          6.13       3/25/2019           575
       436   FPL Energy Wind Funding, LLC(b)                     6.88       6/27/2017           439

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   FPL Group Capital, Inc.                             7.30%      9/01/2067    $    2,088
     3,000   Otter Tail Corp.                                    9.00      12/15/2016         3,270
     3,000   PNM Resources, Inc.                                 9.25       5/15/2015         3,375
    22,630   PPL Capital Funding, Inc.                           6.70       3/30/2067        22,261
    11,936   Texas Competitive Electric Holdings Co., LLC(a)     3.80      10/10/2014         9,850
     5,884   Texas Competitive Electric Holdings Co., LLC(a)     3.80      10/10/2014         4,856
     2,942   Texas Competitive Electric Holdings Co., LLC(a)     3.80      10/10/2014         2,428
     4,000   Texas Competitive Electric Holdings Co., LLC       10.25      11/01/2015         2,450
                                                                                         ----------
                                                                                             53,598
                                                                                         ----------
             GAS UTILITIES (0.2%)
     2,500   Amerigas Partnership/Finance Corp.                  6.50       5/20/2021         2,544
     1,000   Ferrellgas, LP(b)                                   6.50       5/01/2021           975
                                                                                         ----------
                                                                                              3,519
                                                                                         ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
     3,000   AES Corp                                            8.00      10/15/2017         3,262
     3,000   AES Corp.                                           8.00       6/01/2020         3,277
     2,000   Calpine Construction Finance Co., LP(b)             8.00       6/01/2016         2,155
     5,000   Calpine Construction Finance Co., LP(b)             7.50       2/15/2021         5,087
     3,000   Calpine Corp.(b)                                    7.88       1/15/2023         3,053
     1,000   Dynegy Holdings, Inc.                               7.50       6/01/2015           818
     2,000   Dynegy Holdings, Inc.                               8.38       5/01/2016         1,590
     3,000   GenOn Escrow Corp.(b)                               9.50      10/15/2018         3,143
     3,000   GenOn Escrow Corp.(b)                               9.88      10/15/2020         3,143
     3,000   Reliant Energy, Inc.                                7.63       6/15/2014         3,165
     2,000   Reliant Energy, Inc.                                7.88       6/15/2017         2,025
       968   Tenaska Oklahoma, LP(b)                             6.53      12/30/2014           995
                                                                                         ----------
                                                                                             31,713
                                                                                         ----------
             MULTI-UTILITIES (2.4%)
     8,000   Dominion Resources, Inc.                            6.30       9/30/2066         7,821
     9,790   Integrys Energy Group, Inc.                         6.11      12/01/2066         9,508
    21,025   Puget Sound Energy, Inc.                            6.97       6/01/2067        20,721
                                                                                         ----------
                                                                                             38,050
                                                                                         ----------
             Total Utilities                                                                126,880
                                                                                         ----------
             Total Corporate Obligations (cost: $1,039,776)                               1,134,337
                                                                                         ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (8.1%)

             CONSUMER DISCRETIONARY (0.3%)
             -----------------------------
             CABLE & SATELLITE (0.0%)
       500   UPC Holding B.V.(b)                                 9.88       4/15/2018           553
                                                                                         ----------

================================================================================

32  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             PUBLISHING (0.3%)
$      500   Nielsen Finance, LLC                               11.50%      5/01/2016    $      588
     2,000   Nielsen Finance, LLC and Nielsen Finance Co.       11.63       2/01/2014         2,342
     1,000   Quebecor Media, Inc.                                7.75       3/15/2016         1,040
                                                                                         ----------
                                                                                              3,970
                                                                                         ----------
             Total Consumer Discretionary                                                     4,523
                                                                                         ----------
             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     2,000   Viterra, Inc.(b)                                    5.95       8/01/2020         1,992
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.4%)
     5,000   Bracol Holdings Ltd.                               10.25      10/05/2016         5,469
                                                                                         ----------
             Total Consumer Staples                                                           7,461
                                                                                         ----------
             ENERGY (0.8%)
             -------------
             OIL & GAS DRILLING (0.1%)
       280   Delek & Avner-Yam Tethys Ltd.(b)                    5.33       8/01/2013           282
     1,000   Offshore Group Investment Ltd.(b)                  11.50       8/01/2015         1,110
                                                                                         ----------
                                                                                              1,392
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000   Expro Finance Luxembourg SCA                        8.50      12/15/2016         1,990
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
       940   Compton Petroleum Finance, Corp.                   10.00       9/15/2017           780
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     1,000   Petroplus Finance Ltd.(b)                           7.00       5/01/2017           920
                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     2,000   Gibson Energy ULC                                  11.75       5/27/2014         2,248
     1,000   Targa Resources Partners, LP(b)                     7.88      10/15/2018         1,065
     5,000   TransCanada Pipelines Ltd.                          6.35       5/15/2067         5,022
                                                                                         ----------
                                                                                              8,335
                                                                                         ----------
             Total Energy                                                                    13,417
                                                                                         ----------
             FINANCIALS (2.8%)
             -----------------
             DIVERSIFIED BANKS (0.6%)
     5,500   BayernLB Capital Trust l                            6.20       3/29/2049         2,640
       786   Groupe BPCE                                        12.50               -(h)        874
     1,500   Natixis(b)                                         10.00               -(h)      1,511
     4,000   Royal Bank of Scotland Group plc                    7.64               -(h)      2,900
     2,000   Standard Chartered plc(b)                           6.41               -(h)      1,874
                                                                                         ----------
                                                                                              9,799
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
$    4,000   UBS Preferred Funding Trust II                     7.25%               -(h) $    4,008
     1,000   UBS Preferred Funding Trust V                      6.24                -(h)        957
                                                                                         ----------
                                                                                              4,965
                                                                                         ----------
             MULTI-LINE INSURANCE (1.0%)
     2,000   AXA S.A.(b)                                        6.46                -(h)      1,770
    12,420   Oil Insurance Ltd.(b)                              7.56                -(h)     11,636
     2,000   ZFS Finance USA Trust II(b)                        6.45       12/15/2065         2,020
                                                                                         ----------
                                                                                             15,426
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     2,000   ING Capital Funding Trust III                      3.90(e)             -(h)      1,903
     6,986   ING Groep N.V.                                     5.78                -(h)      6,113
                                                                                         ----------
                                                                                              8,016
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
     3,000   Catlin Insurance Co. Ltd.(b)                       7.25                -(h)      2,752
                                                                                         ----------
             REGIONAL BANKS (0.1%)
     2,000   Glitnir Banki hf, acquired 1/25/2008;
              cost $1,830(b),(d),(k)                            4.75       10/15/2011           590
     1,000   Kaupthing Bank hf, acquired 1/25/2008;
              cost $888(b),(d),(k)                              5.75       10/04/2011           278
                                                                                         ----------
                                                                                                868
                                                                                         ----------
             SPECIALIZED FINANCE (0.2%)
     4,000   XL Capital Ltd.                                    6.50                -(h)      3,655
                                                                                         ----------
             Total Financials                                                                45,481
                                                                                         ----------
             HEALTH CARE (0.2%)
             ------------------
             BIOTECHNOLOGY (0.1%)
     2,000   Giant Funding Corp.(b)                             8.25        2/01/2018         2,077
                                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
     2,000   Novasep Holding SAS(b)                             9.75       12/15/2016         1,433
                                                                                         ----------
             Total Health Care                                                                3,510
                                                                                         ----------
             INDUSTRIALS (0.7%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
     2,000   Bombardier, Inc.(b)                                7.50        3/15/2018         2,183
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000   CNH Global N.V.(b)                                 7.88       12/01/2017         1,116
                                                                                         ----------
             MARINE (0.4%)
     2,000   Navios Maritime Holdings, Inc.(b)                  8.63       11/01/2017         2,025
     3,000   Navios Maritime Holdings, Inc.(b)                  8.13        2/15/2019         3,000
     1,000   Stena AB                                           7.00       12/01/2016         1,006
                                                                                         ----------
                                                                                              6,031
                                                                                         ----------

================================================================================

34  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             RAILROADS (0.1%)
$    1,000   Kansas City Southern de Mexico, S.A. de C.V.        8.00%      2/01/2018    $    1,087
                                                                                         ----------
             Total Industrials                                                               10,417
                                                                                         ----------
             INFORMATION TECHNOLOGY (0.0%)
             -----------------------------
             SEMICONDUCTORS (0.0%)
       320   NXP B.V./NXP Funding LLC                           10.00       7/15/2013           367
                                                                                         ----------
             MATERIALS (2.0%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
     1,000   Nova Chemicals Corp.                                8.38      11/01/2016         1,096
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.3%)
     3,000   Cemex Finance, LLC(b)                               9.50      12/14/2016         3,140
     1,000   CEMEX, S.A. de C.V.(b)                              9.00       1/11/2018         1,028
                                                                                         ----------
                                                                                              4,168
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.2%)
       500   INEOS Finance plc(b)                                9.00       5/15/2015           552
     3,000   INEOS Group Holdings plc(b)                         8.50       2/15/2016         3,075
                                                                                         ----------
                                                                                              3,627
                                                                                         ----------
             FOREST PRODUCTS (0.0%)
       718   Ainsworth Lumber Co. Ltd.(b)                       11.00       7/29/2015           717
                                                                                         ----------
             METAL & GLASS CONTAINERS (0.3%)
     4,750   Ardagh Packaging Finance plc(b)                     7.38      10/15/2017         5,061
                                                                                         ----------
             PAPER PACKAGING (0.4%)
     3,000   JSG Funding plc                                     7.75       4/01/2015         3,083
     3,000   Smurfit Captial                                     7.50      11/20/2025         2,835
                                                                                         ----------
                                                                                              5,918
                                                                                         ----------
             PAPER PRODUCTS (0.7%)
     2,109   Catalyst Paper Corp.(b)                            11.00      12/15/2016         2,188
     3,000   Mercer International, Inc.(b)                       9.50      12/01/2017         3,247
     6,315   Sappi Papier Holding AG(b)                          7.50       6/15/2032         5,630
                                                                                         ----------
                                                                                             11,065
                                                                                         ----------
             Total Materials                                                                 31,652
                                                                                         ----------
             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.3%)
     3,000   Global Crossing Ltd.                               12.00       9/15/2015         3,465
     2,000   Global Crossing Ltd.(b)                             9.00      11/15/2019         2,005
                                                                                         ----------
                                                                                              5,470
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                              COUPON                    VALUE
(000)        SECURITY                                                RATE     MATURITY        (000)
---------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
$    5,000   Intelsat Bermuda Ltd.                                  11.25%    6/15/2016  $    5,388
     3,000   Intelsat Jackson Holdings, Ltd.(a)                      3.30     2/01/2014       2,905
                                                                                         ----------
                                                                                              8,293
                                                                                         ----------
             Total Telecommunication Services                                                13,763
                                                                                         ----------
             Total Eurodollar and Yankee Obligations (cost: $117,897)                       130,591
                                                                                         ----------
             ASSET-BACKED SECURITIES (0.4%)

             FINANCIALS (0.4%)
             -----------------
             ASSET-BACKED FINANCING (0.4%)
       651   Banc of America Securities Auto Trust                   5.51     2/19/2013         652
     8,000   SLM Student Loan Trust                                  0.75     7/15/2036       5,347
                                                                                         ----------
             Total Asset-Backed Securities (cost: $6,004)                                     5,999
                                                                                         ----------
             COMMERCIAL MORTGAGE SECURITIES (2.0%)

             FINANCIALS (2.0%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0%)
     1,423   Banc of America Commercial Mortgage, Inc.(b)            5.46     9/10/2047       1,293
     7,545   Banc of America Commercial Mortgage, Inc.(b)            6.14     9/10/2047       6,778
     2,000   BCRR Trust(b)                                           5.86     7/17/2040       1,933
     3,000   Commercial Mortgage Loan Trust                          5.54    12/11/2049       2,966
     1,000   Credit Suisse First Boston Mortgage Securities Corp.(b) 5.78    12/15/2035         944
     3,213   Credit Suisse First Boston Mortgage Securities Corp.(b) 5.02     1/15/2037       2,983
     5,000   GE Capital Commercial Mortgage Corp.                    5.61    12/10/2049       4,619
     1,000   GS Mortgage Securities Corp. II                         5.53     8/10/2038         910
     2,151   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                                  5.32     1/12/2043       2,211
     3,378   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                                  5.33    12/15/2044       2,611
     3,000   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                                  5.41     5/15/2047       2,731
     1,755   Morgan Stanley Capital I, Inc.                          5.15     8/13/2042       1,466
     1,445   Morgan Stanley Capital I, Inc.                          5.17     8/13/2042       1,004
                                                                                         ----------
                                                                                             32,449
                                                                                         ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     1,025   Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $222(k)                                1.52     5/17/2040          62
                                                                                         ----------
             Total Commercial Mortgage Securities (cost: $27,237)                            32,511
                                                                                         ----------

================================================================================

36  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (0.3%)

             CASINOS & GAMING (0.2%)
$    2,000   Mashantucket (Western) Pequot Tribe, acquired
              10/05/2009; cost $1,410(b),(d),(k)                 5.91%      9/01/2021    $      916
     2,405   Seneca Nation of Indians Capital Improvements
              Auth.                                              6.75      12/01/2013         2,359
                                                                                         ----------
             Total Casinos & Gaming                                                           3,275
                                                                                         ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
       675   Erie County Tobacco Asset Securitization Corp.      6.00      6/01/2028            577
                                                                                         ----------
             Total Municipal Bonds (cost: $4,477)                                             3,852
                                                                                         ----------
---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (17.0%)

              COMMON STOCKS (4.1%)

              CONSUMER DISCRETIONARY (0.9%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
    28,222    Lear Corp.*                                                                     2,981
       427    MD Investors Corp.*(i)                                                              -
                                                                                         ----------
                                                                                              2,981
                                                                                         ----------
              BROADCASTING (0.2%)
    69,330    Charter Communications, Inc. "A"*                                               2,912
    30,000    Sinclair Broadcast Group, Inc. "A"                                                263
                                                                                         ----------
                                                                                              3,175
                                                                                         ----------
              CABLE & SATELLITE (0.1%)
    93,350    Comcast Corp. "A"                                                               2,124
     6,666    Time Warner Cable, Inc.                                                           452
                                                                                         ----------
                                                                                              2,576
                                                                                         ----------
              DEPARTMENT STORES (0.1%)
    89,363    Macy's, Inc.                                                                    2,069
                                                                                         ----------
              GENERAL MERCHANDISE STORES (0.2%)
    54,685    Target Corp.                                                                    2,998
                                                                                         ----------
              PUBLISHING (0.1%)
    50,096    American Media, Inc., acquired 12/22/2010; cost $969*(i),(k)                      969
                                                                                         ----------
              Total Consumer Discretionary                                                   14,768
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.5%)
              -----------------------
              DRUG RETAIL (0.2%)
    69,549    Walgreen Co.                                                               $    2,812
                                                                                         ----------
              HOUSEHOLD PRODUCTS (0.2%)
    47,242    Kimberly-Clark Corp.                                                            3,058
                                                                                         ----------
              TOBACCO (0.1%)
    37,892    Philip Morris International, Inc.                                               2,169
                                                                                         ----------
              Total Consumer Staples                                                          8,039
                                                                                         ----------
              ENERGY (0.7%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
    37,302    Chevron Corp.                                                                   3,541
    47,063    Royal Dutch Shell plc "A"                                                       3,341
                                                                                         ----------
                                                                                              6,882
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   169,107    Energy Partners Ltd.*                                                           2,721
                                                                                         ----------
              OIL & GAS REFINING & MARKETING (0.0%)
    15,000    Valero Energy Corp.                                                               381
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    39,240    Spectra Energy Corp.                                                            1,029
                                                                                         ----------
              Total Energy                                                                   11,013
                                                                                         ----------
              FINANCIALS (0.3%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    67,332    J.P. Morgan Chase & Co.                                                         3,026
                                                                                         ----------
              REITs - OFFICE (0.0%)
    10,000    MPG Office Trust, Inc.*                                                            37
                                                                                         ----------
              REITs - SPECIALIZED (0.0%)
    10,000    Entertainment Properties Trust                                                    460
    10,000    Strategic Hotel Capital, Inc.*                                                     55
    10,951    Sunstone Hotel Investors, Inc.*                                                   112
                                                                                         ----------
                                                                                                627
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241    People's United Financial, Inc.                                                 1,488
                                                                                         ----------
              Total Financials                                                                5,178
                                                                                         ----------
              HEALTH CARE (0.6%)
              ------------------
              HEALTH CARE FACILITIES (0.0%)
    20,000    Community Health Systems, Inc.*                                                   702
                                                                                         ----------

================================================================================

38  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.6%)
    86,423    Eli Lilly and Co.                                                          $    3,005
    50,662    Johnson & Johnson                                                               3,028
    52,607    Novartis AG ADR                                                                 2,939
                                                                                         ----------
                                                                                              8,972
                                                                                         ----------
              Total Health Care                                                               9,674
                                                                                         ----------
              INDUSTRIALS (0.1%)
              ------------------
              BUILDING PRODUCTS (0.1%)
    20,000    Masco Corp.                                                                       266
    32,962    Nortek, Inc.*                                                                   1,261
       596    Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(k)                         -
                                                                                         ----------
                                                                                              1,527
                                                                                         ----------
              COMMERCIAL PRINTING (0.0%)
     8,536    Quad Graphics, Inc.*                                                              380
                                                                                         ----------
              Total Industrials                                                               1,907
                                                                                         ----------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    42,548    Automatic Data Processing, Inc.                                                 2,038
                                                                                         ----------
              SYSTEMS SOFTWARE (0.2%)
   115,450    Microsoft Corp.                                                                 3,201
                                                                                         ----------
              Total Information Technology                                                    5,239
                                                                                         ----------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    60,988    LyondellBasell Industries*                                                      2,192
                                                                                         ----------
              PAPER PRODUCTS (0.3%)
    23,377    AbitibiBowater, Inc.*                                                             632
   111,500    International Paper Co.                                                         3,220
                                                                                         ----------
                                                                                              3,852
                                                                                         ----------
              STEEL (0.0%)
    20,000    Worthington Industries, Inc.                                                      380
                                                                                         ----------
              Total Materials                                                                 6,424
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   109,203    AT&T, Inc.                                                                      3,005
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)/SHARES  SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    10,000    Progress Energy, Inc.                                                      $      449
                                                                                         ----------
              Total Common Stocks (cost: $60,631)                                            65,696
                                                                                         ----------
              PREFERRED SECURITIES (1.9%)

              CONSUMER STAPLES (0.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
   120,000    Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(b)                                                      10,763
                                                                                         ----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
    40,000    Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                 1,013
     8,000    US Bancorp, 7.19%, perpetual                                                    6,338
                                                                                         ----------
                                                                                              7,351
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.2%)
   120,000    Delphi Financial Group, Inc., 7.38%, perpetual                                  2,826
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
    $2,000    Security Capital Assurance Ltd., 6.88%, perpetual(i)                                -
                                                                                         ----------
              REINSURANCE (0.1%)
     3,000    Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 - 3/02/2007; cost $3,109*(k)                                1,500
    $1,000    Swiss Re Capital I LP, 6.85%, perpetual(b)                                        983
                                                                                         ----------
                                                                                              2,483
                                                                                         ----------
              REITs - OFFICE (0.1%)
    20,000    MPG Office Trust, Inc., 7.63%, perpetual*                                         386
    20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative
               redeemable, perpetual*                                                           499
                                                                                         ----------
                                                                                                885
                                                                                         ----------
              REITs - SPECIALIZED (0.1%)
    70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual*                         1,821
    20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                        494
                                                                                         ----------
                                                                                              2,315
                                                                                         ----------
              Total Financials                                                               15,860
                                                                                         ----------
              GOVERNMENT (0.0%)
              -----------------
    15,000    Fannie Mae, 8.25%, perpetual*                                                      25
                                                                                         ----------

================================================================================

40  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     2,000    Centaur Funding Corp., 9.08%(b)                                            $    2,196
    30,000    Crown Castle International Corp., 6.25%, cumulative
               redeemable, perpetual(c)                                                       1,828
                                                                                         ----------
              Total Telecommunication Services                                                4,024
                                                                                         ----------
              Total Preferred Securities (cost: $33,121)                                     30,672
                                                                                         ----------
              EXCHANGE-TRADED FUNDS (11.0%)
 1,220,782    iShares iBoxx High Yield Corporate Bond Fund ETF                              112,043
 1,637,549    SPDR Barclay Capital High Yield Bond Fund ETF                                  66,304
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $172,332)                                  178,347
                                                                                         ----------
              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              BROADCASTING (0.0%)
     5,016    Charter Communications Inc. "A"*                                                   45
       250    Ono Finance plc, acquired 7/16/2001-1/24/2002; cost $0(b),(i),(k)                   -
                                                                                         ----------
                                                                                                 45
                                                                                         ----------
              PUBLISHING (0.0%)
    12,745    Reader's Digest Association, Inc.*(i)                                               -
                                                                                         ----------
              Total Consumer Discretionary                                                       45
                                                                                         ----------
              Total Warrants (cost: $27)                                                         45
                                                                                         ----------
              Total Equity Securities (cost: $266,111)                                      274,760
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE       MATURITY
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.9%)

             COMMERCIAL PAPER (2.5%)

             ENERGY (0.4%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
$    5,766   Apache Corp.(b)                                    0.33%      2/01/2011          5,766
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)        SECURITY                                            RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MATERIALS (2.0%)
             ----------------
             PAPER PACKAGING (2.0%)
$   32,000   Sonoco Products Co.                                 0.31%      2/01/2011    $   32,000
                                                                                         ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
     2,368   Virginia Electric & Power Co.                       0.32       2/01/2011         2,368
                                                                                         ----------
             Total Commercial Paper                                                          40,134
                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (0.1%)

             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL MACHINERY (0.1%)
     2,000   Staunton IDA (LOC - SunTrust Bank)                  0.96       2/01/2027         2,000
                                                                                         ----------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.3%)
 5,075,000    State Street Institutional Liquid Reserve Fund, 0.18%(j)                        5,075
                                                                                         ----------
              Total Money Market Instruments (cost: $47,209)                                 47,209
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $1,508,711)                                       $1,629,259
                                                                                         ==========

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ in 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $  6,081           $1,128,256            $  -     $1,134,337
  Eurodollar and Yankee Obligations                   -              130,591               -        130,591
  Asset-Backed Securities                             -                5,999               -          5,999
  Commercial Mortgage Securities                      -               32,511               -         32,511
  Municipal Bonds                                     -                3,852               -          3,852

Equity Securities:
  Common Stocks                                  64,727                    -             969         65,696
  Preferred Securities                                -               30,672               -         30,672
  Exchange-Traded Funds                         178,347                    -               -        178,347
  Warrants                                           45                    -               -             45

Money Market Instruments:
  Commercial Paper                                    -               40,134               -         40,134
  Variable-Rate Demand Notes                          -                2,000               -          2,000
  Money Market Funds                              5,075                    -               -          5,075
-----------------------------------------------------------------------------------------------------------
Total                                          $254,275           $1,374,015            $969     $1,629,259
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                    COMMON STOCK
--------------------------------------------------------------------------------
Balance as of July 31, 2010                                               $   -
Net realized gain (loss)                                                   (723)
Change in net unrealized appreciation/depreciation                          723
Net purchases (sales)                                                       969
Transfers in and/or out of Level 3                                            -
--------------------------------------------------------------------------------
Balance as of January 31, 2011                                            $ 969
--------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 8.5% of net assets at January 31, 2011. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

   REIT     Real estate investment trust

   SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

        the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

   (d) Currently the issuer is in default with respect to interest and/or principal payments.

   (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2011.

   (f) At January 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (g) At January 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $11,373,000, which included when-issued securities of $6,169,000.

   (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (i) Security was fair valued at January 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (j) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

   (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2011, was $4,314,000, which represented 0.3% of the Fund's net assets.

   (l)  Security is currently trading without accrued interest.

     *  Non-income-producing security.

See accompanying notes to financial statements

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,508,711)               $1,629,259
  Cash                                                                                  31
  Receivables:
      Capital shares sold:
      Affiliated transactions (Note 8)                                                 273
      Nonaffiliated transactions                                                     2,316
  USAA Investment Management Company (Note 7C)                                          10
  Dividends and interest                                                            24,782
  Securities sold                                                                    5,213
                                                                                ----------
           Total assets                                                          1,661,884
                                                                                ----------
LIABILITIES
  Payables:
      Securities purchased                                                          44,660
      Capital shares redeemed                                                        1,433
  Accrued management fees                                                              711
  Accrued transfer agent's fees                                                         89
  Other accrued expenses and payables                                                   96
                                                                                ----------
           Total liabilities                                                        46,989
                                                                                ----------
              Net assets applicable to capital shares outstanding               $1,614,895
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,524,088
  Accumulated undistributed net investment income                                    1,322
  Accumulated net realized loss on investments                                     (31,063)
  Net unrealized appreciation of investments                                       120,548
                                                                                ----------
              Net assets applicable to capital shares outstanding               $1,614,895
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,476,740/173,115 shares outstanding)         $     8.53
                                                                                ==========
      Institutional Shares (net assets of $132,801/15,574 shares outstanding)   $     8.53
                                                                                ==========
      Adviser Shares (net assets of $5,354/628 shares outstanding)              $     8.53
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $  8,294
   Interest                                                                50,603
                                                                         --------
             Total income                                                  58,897
                                                                         --------
EXPENSES
   Management fees                                                          3,779
   Administration and servicing fees:
       Fund Shares                                                            969
       Institutional Shares                                                    28
       Adviser Shares                                                           3
   Transfer agent's fees:
       Fund Shares                                                          1,158
       Institutional Shares                                                    28
   Distribution and service fees (Note 7E):
       Adviser Shares                                                           6
   Custody and accounting fees:
       Fund Shares                                                            106
       Institutional Shares                                                     9
   Postage:
       Fund Shares                                                             35
   Shareholder reporting fees:
       Fund Shares                                                             28
   Trustees' fees                                                               5
   Registration fees:
       Fund Shares                                                             26
       Adviser Shares                                                          15
   Professional fees                                                           60
   Other                                                                       13
                                                                         --------
             Total expenses                                                 6,268
   Expenses reimbursed:
       Adviser Shares                                                         (10)
                                                                         --------
             Net expenses                                                   6,258
                                                                         --------
NET INVESTMENT INCOME                                                      52,639
                                                                         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments
       Unaffiliated transactions                                            9,536
       Affiliated transactions (Note 9)                                     7,892
   Change in net unrealized appreciation/depreciation of investments       58,425
                                                                         --------
             Net realized and unrealized gain                              75,853
                                                                         --------
   Increase in net assets resulting from operations                      $128,492
                                                                         ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                               1/31/2011       7/31/2010
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   52,639      $   94,959
   Net realized gain on investments                               17,428           9,403
   Change in net unrealized appreciation/depreciation of
      investments                                                 58,425         141,119
                                                              --------------------------
      Increase in net assets resulting from operations           128,492         245,481
                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (48,536)        (87,575)
      Institutional Shares                                        (4,359)         (6,311)
      Adviser Shares*                                               (189)              -
                                                              --------------------------
           Total distributions of net investment income          (53,084)        (93,886)
                                                              --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                   268,091         160,549
   Institutional Shares                                           31,266          38,329
   Adviser Shares*                                                 5,087               -
                                                              --------------------------
      Total net increase in net assets from
           capital share transactions                            304,444         198,878
                                                              --------------------------
   Net increase in net assets                                    379,852         350,473

NET ASSETS
   Beginning of period                                         1,235,043         884,570
                                                              --------------------------
   End of period                                              $1,614,895      $1,235,043
                                                              ==========================
Accumulated undistributed net investment income:
   End of period                                              $    1,322      $    1,767
                                                              ==========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has three classes of shares: High-Yield Opportunities Fund Shares (Fund Shares), High-Yield Opportunities Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, High-Yield Opportunities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly issued common stock is expected to be received in exchange for notes held by the Fund. The fair value methods included using inputs such as estimated earnings per share for the common stock, an equity multiplier chosen in relation to a similar issuer, and other relevant information related to the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed,

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $11,184,000; which included when-issued securities of $6,063,000. Also, included in these amounts is $1,500,000, for securities which were sold prior to January 31, 2011.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, 83% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2011. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $2,000, which represents 2.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2010, the Fund had capital loss carryovers of $43,298,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
-----------------------------------------
 EXPIRES                        BALANCE
---------                     -----------
  2017                        $20,609,000
  2018                         22,689,000
                              -----------
                   Total      $43,298,000
                              ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $625,420,000 and $316,056,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $143,177,000 and $22,629,000, respectively, resulting in net unrealized appreciation of $120,548,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%,respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the six-month period ended January 31, 2011.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH
                                           PERIOD ENDED               YEAR ENDED
                                            1/31/2011                 7/31/2010
--------------------------------------------------------------------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                      ------------------------------------------------
FUND SHARES:
Shares sold                           53,986      $ 450,077      84,900      $ 664,106
Shares issued from reinvested
 dividends                             5,484         45,520      10,450         81,329
Shares redeemed                      (27,294)      (227,506)    (74,587)      (584,886)
                                      ------------------------------------------------
Net increase from capital
 share transactions                   32,176      $ 268,091      20,763      $ 160,549
                                      ================================================
INSTITUTIONAL SHARES
 (INITIATED ON AUGUST 1, 2008):
Shares sold                            3,304      $  27,620       7,191      $  56,171
Shares issued from reinvested
 dividends                               525          4,359         808          6,311
Shares redeemed                          (88)          (713)     (3,145)       (24,153)
                                      ------------------------------------------------
Net increase from capital
 share transactions                    3,741      $  31,266       4,854      $  38,329
                                      ================================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                              628      $   5,087           -      $       -
Shares issued from reinvested
 dividends                                 -              -           -              -
                                      ------------------------------------------------
Net increase from capital
 share transactions                      628      $   5,087           -      $       -
                                      ================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
 +/- 0.20% to 0.50%                   +/- 0.04%

 +/- 0.51% to 1.00%                   +/- 0.05%

 +/- 1.01% and greater                +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in

================================================================================

62  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $3,779,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $253,000, $7,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.04%, 0.01%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $969,000, $28,000, and $3,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $22,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Adviser Shares to 1.20% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

   The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the six-month period ended January 31, 2011, the Adviser Shares incurred reimbursable expenses of $10,000, of which the total was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for all the Fund Shares, Institutional Shares, and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus-out-of pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus-out-of pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,158,000, $28,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

64  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $273,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                        2.2%
USAA Target Retirement 2030 Fund                                        3.1
USAA Target Retirement 2040 Fund                                        2.9

The Manager is indirectly wholly-owned by United Services Automobile Association
(USAA), a large, diversified, financial services institution. At January 31, 2011, USAA and its affiliates owned 617,000 shares, which represent 98% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                           NET
                                                       COST TO        REALIZED GAIN
        SELLER                  PURCHASER             PURCHASER     (LOSS) TO SELLER
------------------------------------------------------------------------------------
USAA High-Yield           USAA Short-Term
 Opportunities Fund        Bond Fund                 $12,075,000       $1,013,000
USAA High-Yield           USAA Intermediate-Term
 Opportunities Fund        Bond Fund                  27,565,000        5,383,000
USAA High-Yield
 Opportunities Fund       USAA Real Return Fund        7,244,000        1,496,000

================================================================================

66  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                            YEAR ENDED JULY 31,
                             -----------------------------------------------------------------------------------------
                                   2011           2010            2009           2008            2007             2006
                             -----------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $     8.08      $    6.96        $   7.68       $   8.64        $   8.58        $    8.79
                             -----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
 Net investment income(a)           .31            .66             .62            .63             .61              .60
 Net realized and
  unrealized gain (loss)(a)         .45           1.11            (.72)          (.96)(c)         .06             (.21)
                             -----------------------------------------------------------------------------------------
Total from investment
  operations                        .76           1.77            (.10)          (.33)            .67              .39
                             -----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.31)          (.65)           (.62)          (.62)           (.61)            (.60)
 Realized capital gains               -              -               -           (.01)              -                -
                             -----------------------------------------------------------------------------------------
Total distributions                (.31)          (.65)           (.62)          (.63)           (.61)            (.60)
                             -----------------------------------------------------------------------------------------
Net asset value at
 end of period               $     8.53      $     8.08       $   6.96       $   7.68        $   8.64        $    8.58
                             =========================================================================================

Total return (%)*                  9.61           26.15(g)         .29          (4.03)(c)        7.87(b)          4.59
Net assets at
 end of period (000)         $1,476,740      $1,139,425       $836,042       $705,425        $642,742         $453,259
Ratios to average
 net assets:**
 Expenses (%)(d)                    .91(e)          .92(g)         .99(f)         .90(f)          .94(b),(f)       .95(f)
 Expenses, excluding
  reimbursements (%)(d)             .91(e)          .92(g)        1.02            .94             .94(b)           .95
 Net investment income (%)         7.44(e)         8.43           9.98           7.61            6.95             7.04
Portfolio turnover (%)               23              62(a)          46(a)          26              38               35

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $1,283,453,000.
(a) Reflects increased trading activity due to market volatility.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Effective April 13, 2007 through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%
(g) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

68  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                                  JANUARY 31,        JULY 31,        JULY 31,
                                                     2011             2010           2009***
                                                 ----------------------------------------------
Net asset value at beginning of period           $   8.08          $  6.95           $  7.68
                                                 -------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .32              .68               .65(a)
  Net realized and unrealized gain (loss)             .45             1.12              (.74)(a)
                                                 -------------------------------------------
Total from investment operations                      .77             1.80              (.09)(a)
                                                 -------------------------------------------
Less distributions from:
  Net investment income                              (.32)            (.67)             (.64)
                                                 -------------------------------------------
Net asset value at end of period                 $   8.53          $  8.08           $  6.95
                                                 ===========================================
Total return (%)*                                    9.76            26.68               .51
Net assets at end of period (000)                $132,801          $95,618           $48,528
Ratios to average net assets:**
  Expenses (%)(b)                                     .64(c)           .63               .64(c)
  Net investment income (%)                          7.72(c)          8.65             10.55(c)
Portfolio turnover (%)                                 23               62                46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $111,058,000.
***  Institutional Shares were initiated on August 1, 2008.
(a)  Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                      2011***
                                                                    ------------
Net asset value at beginning of period                                 $ 8.09
                                                                       ------
Income (loss) from investment operations:
 Net Investment Income                                                    .30
 Net realized and unrealized gain                                         .44
                                                                       ------
Total from investment operations                                          .74
                                                                       ------
Less distributions from:
 Net investment income                                                   (.30)
                                                                       ------
Net asset value at end of period                                       $ 8.53
                                                                       ======
Total return (%)*                                                        9.37
Net assets at end of period (000)                                      $5,354
Ratios to average net assets:**
 Expenses (%)(b)                                                         1.20(a)
 Expenses, excluding reimbursements (%)(b)                               1.62(a)
 Net investment income (%)                                               7.17(a)
Portfolio turnover (%)                                                     23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $4,645,000.
***  Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

70  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING               ENDING             DURING PERIOD**
                                       ACCOUNT VALUE          ACCOUNT VALUE        AUGUST 1, 2010* -
                                      AUGUST 1, 2010*        JANUARY 31, 2011       JANUARY 31, 2011
                                      --------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00              $1,096.10                $4.81

Hypothetical
 (5% return before expenses)              1,000.00               1,020.62                 4.63

INSTITUTIONAL SHARES
Actual                                    1,000.00               1,097.60                 3.38

Hypothetical
 (5% return before expenses)              1,000.00               1,021.98                 3.26

ADVISER SHARES*
Actual                                    1,000.00               1,093.70                 6.26

Hypothetical
 (5% return before expenses)              1,000.00               1,018.95                 6.04

 * For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the annualized expense ratio of 0.91% for Fund Shares, 0.64% for Institutional Shares, and 1.20% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 9.61% for Fund Shares, 9.76% for Institutional Shares, and 9.37% for Adviser Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

72  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA           WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40051-0311                                (C)2011, USAA. All rights reserved.




   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.